    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2000

                                                              File No. 33-91476
                                                              File No. 811-09032
--------------------------------------------------------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                          SECURITIES ACT OF 1933              [X]

                      POST-EFFECTIVE AMENDMENT NO. 9
                                      and
                     REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940          [X]

                             AMENDMENT NO. 10

                          STI CLASSIC VARIABLE TRUST
              (Exact Name of Registrant as Specified in Charter)

                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
              (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 676-1000

                                  MARK NAGLE
                          C/O SEI INVESTMENTS COMPANY
                           OAKS, PENNSYLVANIA 19456
                    (Name and Address of Agent for Service)

                                  Copies to:

RICHARD W. GRANT, ESQ.                            W. JOHN MCQUIRE, ESQ.
MORGAN, LEWIS & BOCKIUS LLP                       MORGAN, LEWIS & BOCKIUS LLP

1701 MARKET STREET                                1800 M STREET, N.W.

PHILADELPHIA, PENNSYLVANIA 19103                  WASHINGTON, DC 19103

It is proposed that this filing will become effective (check appropriate box)

___  immediately upon filing pursuant to paragraph (b)

 X   on April 25, 2000 pursuant to paragraph (b)
---

___  60 days after filing pursuant to paragraph (a)

___  on [date] pursuant to paragraph (a); or

___  75 days after filing pursuant to paragraph (a) of Rule 485

                                   PROSPECTUS

                           STI CLASSIC VARIABLE TRUST


            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)
                             GROWTH AND INCOME FUND
                            INTERNATIONAL EQUITY FUND
                           INVESTMENT GRADE BOND FUND
                               MID-CAP EQUITY FUND
                            QUALITY GROWTH STOCK FUND
          SMALL CAP VALUE EQUITY FUND (FORMERLY SMALL CAP EQUITY FUND)
                             VALUE INCOME STOCK FUND



                                   MAY 1, 2000


                        INVESTMENT ADVISERS TO THE FUND:
                                  SUNTRUST BANK
                         TRUSCO CAPITAL MANAGEMENT, INC.

                           [STI CLASSIC LOGO OMITTED]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS





The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, Growth and Income, International Equity, Investment Grade Bond, Mid-Cap Equity, Quality Growth Stock, Small Cap Value Equity and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


 2  CAPITAL APPRECIATION FUND       18  MORE INFORMATION ABOUT RISK

 4  GROWTH AND INCOME FUND          19  EACH FUND'S OTHER INVESTMENTS

 6  INTERNATIONAL EQUITY FUND       20  INVESTMENT ADVISERS

 8  INVESTMENT GRADE BOND FUND      21  PORTFOLIO MANAGERS

10  MID-CAP EQUITY FUND             22  PURCHASING AND SELLING FUND SHARES

12  QUALITY GROWTH STOCK FUND       22  DIVIDENDS AND DISTRIBUTIONS

14  SMALL CAP VALUE EQUITY FUND     22  TAXES

16  VALUE INCOME STOCK FUND         23  FINANCIAL HIGHLIGHTS

                                    24  HOW TO OBTAIN MORE INFORMATION ABOUT THE
                                        STI CLASSIC VARIABLE TRUST

--------------------------------------------------------------------------------

[SUITCASE ART OMITTED]   FUND SUMMARY                             [CHART ART OMITTED]      WHAT IS AN INDEX?
[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY                      [COINS ART OMITTED]      FUND FEES AND EXPENSES
[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING?         [MAGNIFER ART OMITTED]   INVESTMENT ADVISERS
[TARGET ART OMITTED]     PERFORMANCE INFORMATION                  [HANDSHAKE ART OMITTED]  PURCHASING FUND SHARES


MAY 1, 2000

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund has its own investment goal and strategies for reaching that goal. The Advisers invest Fund assets in a way that the Advisers believe will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Advisers' judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

2  PROSPECTUS

CAPITAL APPRECIATION FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                 Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies with above growth
                                potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                Investors who want the value of their investment
                                to grow, but do not need to receive income on
                                their investment
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investments among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM
YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1996       23.75%
1997       36.54%
1998       28.97%
1999        8.73%

BEST QUARTER         WORST QUARTER
  22.64%                -11.91%
(12/31/98)             (9/30/98)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND          8.73%          24.54%*
--------------------------------------------------------------------------------
S&P 500 INDEX                     21.04%          27.09%**
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 10/31/95



[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


[COINS ART OMITTED]  FUND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.21%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.36%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST
RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

CAPITAL APPRECIATION FUND 1.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
 $138      $431      $745     $1,635

4  PROSPECTUS

GROWTH AND INCOME FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                Long-term capital appreciation
  SECONDARY                              Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                         Equity securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Moderate
--------------------------------------------------------------------------------
PRINCIPAL  INVESTMENT  STRATEGY          Attempts to identify securities of
                                         companies with market capitalizations
                                         of at least $1 billion with attractive
                                         valuation and/or above average earnings
                                         momentum relative either to their
                                         sectors or the market as a whole
--------------------------------------------------------------------------------
INVESTOR PROFILE                         Investors  who are  looking
                                         for capital  appreciation  potential
                                         and income with less volatility than
                                         the equity markets as a whole
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depositary Receipts (ADRs), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum to secure the best relative values in each economic sector.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

     Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The Growth and Income Fund commenced operations on December 30, 1999, and therefore does not have a performance history for a full calendar year.

                                                                    PROSPECTUS 5

                                                          GROWTH AND INCOME FUND


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND
HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.90%
Other Expenses*                                                        0.30%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.20%
--------------------------------------------------------------------------------
* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                   $122            $381

6  PROSPECTUS

INTERNATIONAL EQUITY FUND

[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued
                                            companies with good fundamentals
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in
                                            the value of their investment
                                            without regard to income, are
                                            willing to accept the increased
                                            risks of international investing for
                                            the possibility of higher returns,
                                            and want exposure to a diversified
                                            portfolio of international stocks
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions that are trading at a discount. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM
YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]


PLOT POINTS FOLLOWS:

1997   16.84%

1998   10.80%

1999    8.81%


            BEST QUARTER              WORST QUARTER
               16.62%                    -17.68%
             (12/31/98)                 (9/30/98)

                                                                    PROSPECTUS 7

                                                       INTERNATIONAL EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND          8.81%          12.10%*
--------------------------------------------------------------------------------
MSCI EAFE INDEX                   26.96%          14.81%**
--------------------------------------------------------------------------------

 * SINCE 11/7/96
** SINCE 11/30/96



[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges of developed countries outside of North America.


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.25%
Other Expenses                                                         0.74%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.99%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST
RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

         INTERNATIONAL EQUITY FUND      1.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $202            $624           $1,073         $2,317

8  PROSPECTUS

INVESTMENT GRADE BOND FUND

[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                       High total return through current income
                                      and capital appreciation, while preserving
                                      the principal amount invested
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      Investment grade U.S. government and
                                      corporate debt securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to identify relatively
                                      inexpensive securities in a selected
                                      market index
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Investors who want to receive income
                                      from their investment, as well as
                                      an increase in the value of the investment
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Investment Grade Bond Fund invests primarily in investment grade corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers Government/Corporate Bond Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information, and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans.

Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:


1996   2.29%
1997   8.84%
1998   9.38%
1999  -1.67%

            BEST QUARTER              WORST QUARTER
                5.32%                    -2.02%
              (9/30/98)                 (3/31/96)

                                                                    PROSPECTUS 9

                                                      INVESTMENT GRADE BOND FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX.

                                    1 YEAR       SINCE INCEPTION
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND          -1.67%            5.24%
--------------------------------------------------------------------------------
LEHMAN BROTHERS GOVERNMENT
CORPORATE BOND INDEX                -2.15%            5.46%
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 10/31/95


[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government/Corporate Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, corporate debt backed by the U.S. government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade
(BBB) or higher, with maturities of at least 1 year.


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND
HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.74%
Other Expenses                                                         0.45%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.19%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST
RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            INVESTMENT GRADE BOND FUND                 0.75%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR     3 YEARS     5 YEARS     10 YEARS
 $121        $378        $654       $1,443

10  PROSPECTUS

MID-CAP EQUITY FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with
                                            above average growth potential at
                                            an attractive price
--------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value
                                            of their investment to grow and who
                                            are willing to accept more
                                            volatility for the possibility of
                                            higher returns
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser chooses companies that have small- to mid-sized market capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion and companies in the S&P Mid Cap 400 Index) and that offer above average growth potential at attractive prices. The Adviser evaluates companies based on their industry sectors and the market in general. The Fund maintains large holdings in the industries that appear to perform best during a given business cycle. The Adviser analyzes companies that are in favored industries based on their fundamental characteristics, such as growth rates and earnings. The Adviser does not consider current income in selecting investments for the Fund. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund is also subject to the risk that mid-cap common stocks may underperform other segments of the equity market or the equity markets as a whole. The small-to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:


1996    16.05%
1997    22.23%
1998     7.16%
1999    14.00%

            BEST QUARTER              WORST QUARTER
               24.40%                    -19.56%
             (12/31/98)                 (9/30/98)

PROSPECTUS 11
MID-CAP EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P MID CAP 400 INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND               14.00%          14.70%*
--------------------------------------------------------------------------------
S&PMID CAP 400 INDEX              14.72%          21.39%**

 * SINCE 10/2/95
** SINCE 10/31/95



[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Mid Cap 400 Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND
HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.35%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.50%

--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST
RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            MID-CAP EQUITY FUND                 1.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $153           $474            $818          $1,791

12  PROSPECTUS

QUALITY GROWTH STOCK FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                 Long-term capital appreciation with nominal
                                dividend income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                U.S. common stocks of growth companies
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify companies that have
                                above-average growth potential and uses a low
                                portfolio turnover strategy
--------------------------------------------------------------------------------
INVESTOR PROFILE                Investors who want to increase the value of
                                their investment
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Quality Growth Stock Fund invests primarily in a diversified portfolio of common stocks of large, mid- and small cap U.S. growth companies. In selecting investments for the Fund, the Adviser focuses on high quality, financially strong companies as demonstrated by their balance sheets, earnings, management and products. Many of these companies have a history of stable or rising dividend payout policies. The Adviser seeks to maximize long-term capital appreciation by using a low turnover rate (generally 50% or less) strategy.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. The Fund may use hedging techniques such as the purchase of put options, short sales `against the box,' the sale of stock index futures contracts and equity swaps. By using these techniques, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains. Although the Fund may utilize such strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly appreciated securities.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity markets as a whole.

The small to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The Quality Growth Stock Fund commenced operations on December 30, 1999, and therefore does not have a performance history for a full calendar year.

                                                                   PROSPECTUS 13

                                                       QUALITY GROWTH STOCK FUND


[COINS ART OMITTED]  FUND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.00%
Other Expenses*                                                        0.30%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.30%
--------------------------------------------------------------------------------
* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 YEAR   3 YEARS
 $132     $412

14  PROSPECTUS

SMALL CAP VALUE EQUITY FUND

[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                             Capital appreciation
  SECONDARY                           Current income
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      U.S. small-cap common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to identify undervalued
                                      small-cap stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Investors who primarily want the value of
                                      their investment to grow, but want to
                                      receive some income from their investment
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Small Cap Value Equity Fund primarily invests in common stocks of U.S. companies. In selecting investments for the Fund, the Adviser chooses common stocks of small-sized companies (i.e., companies with market capitalizations under $1 billion) that it believes are undervalued in the market.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization common stocks may underperform other segments of the equity market or the equity markets as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM
YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1998    -12.18%
1999     -4.78%

            BEST QUARTER              WORST QUARTER
               19.34%                    -20.97%
              (6/30/99)                 (9/30/98)

                                                                   PROSPECTUS 15

                                                     SMALL CAP VALUE EQUITY FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE FRANK RUSSELL 2000 VALUE INDEX. PREVIOUSLY THE FUND'S RETURNS HAD BEEN COMPARED TO THE FRANK RUSSELL 2000 INDEX, BUT THE ADVISER BELIEVES THAT THE FRANK RUSSELL 2000 VALUE INDEX, BECAUSE OF ITS GREATER EMPHASIS ON COMPANIES WITH LOWER GROWTH RATES AND PRICE-TO-BOOK RATIOS, MORE ACCURATELY REFLECTS THE TYPES OF SECURITIES IN WHICH THE FUND INVESTS.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY
FUND                              -4.78%          -8.69%*
--------------------------------------------------------------------------------
FRANK RUSSELL 2000 VALUE
INDEX                             -1.49%          -1.71%**
--------------------------------------------------------------------------------
FRANK RUSSELL 2000 INDEX          21.26%           8.55%**
--------------------------------------------------------------------------------

** SINCE 10/22/97
** SINCE 10/31/97


[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The previous index, the Frank Russell 2000 Index, is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest companies. The Frank Russell 2000 Value Index is a widely-recognized index of the companies in the Frank Russell 2000 Index with lower growth rates and price-to-book ratios.


[COIN ART OMITTED]  FUND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.68%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.83%
--------------------------------------------------------------------------------

* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST
RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            SMALL CAP VALUE EQUITY FUND                 1.20%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $186           $576            $990          $2,148

   16  PROSPECTUS


VALUE INCOME STOCK FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                             Current income
  SECONDARY                           Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to identify high dividend-paying,
                                      undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Investors who are looking for current
                                      income and capital appreciation with less
                                      volatility than the average stock fund
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:


1996     18.64%
1997     26.82%
1997      9.69%
1999     -3.00%

            BEST QUARTER              WORST QUARTER
               14.48%                    -11.90%
              (6/30/99)                 (9/30/99)

                                                                   PROSPECTUS 17

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUND INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND           -3.00%          13.62%*
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX         12.72%          21.05%**
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUND
INDEX                              4.19%          16.13%**
--------------------------------------------------------------------------------

** SINCE 10/2/95
** SINCE 10/31/95



[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/Barra Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income by investing 60% or more of their portfolios in equities.


[COINS ART OMITTED]  FUND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.16%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.96%
--------------------------------------------------------------------------------
     * THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            VALUE INCOME STOCK FUND                 0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $98            $306            $531          $1,178

   18  PROSPECTUS


MORE INFORMATION ABOUT RISK


[LIFESAVER ART OMITTED]  MORE INFORMATION
                         ABOUT RISK
EQUITY RISK
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK

INVESTMENT GRADE BOND FUND

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:

   CREDIT RISK

   The possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

                                                                   PROSPECTUS 19

                       EACH FUND'S OTHER INVESTMENTS AND THE INVESTMENT ADVISERS


EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. The investment objective of each Fund is nonfundamental and may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that any Fund will achieve its investment goal.


[MAGNIFER ART OMITTED]  INVESTMENT ADVISERS

The Investment Advisers make investment decisions for the Funds and continuously review, supervise and administer each Fund's respective investment program. The Board of Trustees supervises the Advisers and establishes policies that the Advisers must follow in its management activities.


Effective January 1, 2000, SunTrust Bank, P.O. Box 3808, Orlando, Florida 32802, as the successor to STI Capital Management, N.A., (STI) serves as the Adviser to the Capital Appreciation, International Equity, Investment Grade Bond, Mid-Cap Equity, Small Cap Value Equity and Value Income Stock Funds. As of December 31, 1999, SunTrust Bank had approximately $136.8 billion in assets under management. For the period ended December 31, 1999, STI received advisory fees as a percentage of average daily net assets of:

   CAPITAL APPRECIATION FUND                 0.94%
   INTERNATIONAL EQUITY FUND                 0.86%
   INVESTMENT GRADE BOND FUND                0.30%
   MID-CAP EQUITY FUND                       0.80%
   SMALL CAP VALUE EQUITY FUND               0.52%
   VALUE INCOME STOCK FUND                   0.79%

Trusco Capital Management, Inc., (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Growth and Income and Quality Growth Stock Funds. As of December 31, 1999, Trusco had approximately $30.7 billion in assets under management.

The Growth and Income and Quality Growth Stock Funds did not pay advisory fees for the period ended December 31, 1999.


The Advisers may use their affiliates as brokers for Fund transactions.

20  PROSPECTUS


PORTFOLIO MANAGERS


PORTFOLIO MANAGERS


Mr. Anthony R. Gray served as Chairman and Chief Investment Officer of STI since 1979. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Capital Appreciation Fund since it began operating in October 1995. He has more than 32 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in January 2000. Since 1992, he has served as Senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 18 years of investment experience.

Mr. L. Earl Denney, CFA served as Managing Director of STI since 1983. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Investment Grade Bond Fund since it began operating in October 1995. He has more than 22 years of investment experience in fixed income investment management.

Mr. Ned Dau served as Managing Director of STI since 1997. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the International Equity Fund since May 1997. Prior to joining STI, he served as senior international equity analyst for American Express Financial Advisers from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995. He has more than 8 years of investment experience.


Mr. John Hamlin served as portfolio manager of STI since March 1999. In January 2000 he was named portfolio manager of SunTrust Bank. He has managed the Mid-Cap Equity Fund since April 1999. Prior to joining SunTrust Bank, Mr. Hamlin served as Portfolio Manager at Phoenix Investment Council, Inc. from 1992 to 1999. He has more than 11 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Quality Growth Stock Fund since it began operating in January 2000. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Bank. He has more than 15 years of investment experience.

Mr. Brett Barner, CFA, served as a Managing Director of STI since 1994. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Small Cap Value Equity Fund since it began operating in October 1997. He has more than 16 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and Mr. Dan Lewis. Mr. Riddick served as a Managing Director of STI since 1994. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Value Income Stock Fund since it began operating in October 1995. He has more than 18 years of investment experience. Mr. Lewis served as a portfolio manager of STI since 1993. In January 2000 he was named portfolio manager of SunTrust Bank. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 8 years of investment experience.

PROSPECTUS 21

PURCHASING AND SELLING FUND SHARES


[HANDSHAKE ART OMITTED]  HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you as a customer of an insurance company may purchase Fund shares through these Contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order (from your insurance company) before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets in the Fund. In calculating NAV for the Fund, each Fund generally values its investment portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cutoff times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

22  PROSPECTUS



DIVIDENDS AND DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
QUALITY GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
VALUE INCOME STOCK FUND


ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

The Investment Grade Bond Fund declares dividends daily and pays dividends monthly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.


TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                                                                   PROSPECTUS 23

                                                            FINANCIAL HIGHLIGHTS


FINANCIAL HIGHLIGHTS

The tables that follow present performance information about some of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.


For a Share Outstanding Throughout the Years Ended December 31,
(unless otherwise indicated)





                                     NET REALIZED                    DISTRIBUTIONS                           NET
             NET ASSET     NET           AND         DISTRIBUTIONS       FROM                               ASSETS     RATIO OF
               VALUE    INVESTMENT    UNREALIZED       FROM NET        REALIZED       NET ASSET             END OF   EXPENSES TO
             BEGINNING    INCOME    GAINS (LOSSES)    INVESTMENT       CAPITAL        VALUE END    TOTAL    PERIOD      AVERAGE
             OF PERIOD    (LOSS)    ON INVESTMENTS     INCOME           GAINS         OF PERIOD   RETURN+    (000)    NET ASSETS
             ---------  ----------  --------------   -------------   -------------    ---------   -------   ------   -----------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
1999........ $20.04      $ 0.04         $1.65           $(0.04)        $(1.42)         $20.27      8.73%   $134,072      1.15%
1998........  17.27        0.07          4.54            (0.08)         (1.76)          20.04     28.97     105,560      1.15
1997........  13.06        0.10          4.63            (0.10)         (0.42)          17.27     36.54      61,877      1.15
1996........  10.66        0.12          2.40            (0.12)            --           13.06     23.75      25,189      1.15
1995 (1)....  10.00        0.04          0.66            (0.04)            --           10.66      6.96       3,778      1.15
----------------------
GROWTH AND INCOME FUND
----------------------
1999 (2).... $10.00      $  --         $   --           $   --         $   --          $10.00        --    $     10      1.20%
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
1999........ $13.05      $ 0.03        $ 1.11           $(0.07)        $(0.19)         $13.93      8.81%   $ 18,268      1.60%
1998........  11.87        0.10          1.17            (0.01)         (0.08)          13.05     10.80      18,926      1.60
1997........  10.16        0.03          1.68               --             --           11.87     16.84      13,847      1.60
1996 (3)....  10.00        0.01          0.16            (0.01)            --           10.16      1.70         995      1.60
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
1999........ $10.58      $ 0.56        $(0.73)          $(0.56)        $(0.12)         $ 9.73     (1.67)%  $ 21,733      0.75%
1998........  10.19        0.54          0.39            (0.54)            --           10.58      9.38      19,236      0.75
1997......     9.92        0.58          0.27            (0.58)            --           10.19      8.84       9,902      0.75
1996........  10.25        0.54         (0.33)           (0.54)            --            9.92      2.29       8,039      0.75
1995 (1)....  10.00        0.13          0.25            (0.13)            --           10.25      3.68       3,115      0.75
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
1999........ $13.56      $(0.03)       $ 1.90           $   --         $(0.23)         $15.20     14.00%   $ 30,744      1.15%
1998........  13.97          --          0.70               --          (1.11)          13.56      7.16      31,075      1.15
1997........  11.86       (0.01)         2.64            (0.01)         (0.51)          13.97     22.23      23,913      1.15
1996........  10.27        0.06          1.59            (0.06)            --           11.86     16.05      14,294      1.15
1995 (1)....  10.00        0.05          0.27            (0.05)            --           10.27      3.19       3,409      1.15
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
1999 (2).... $10.00       $  --        $   --           $   --         $   --          $10.00        --    $     10      1.30%
-------------------------------
SMALL CAP VALUE EQUITY FUND (C)
-------------------------------
1999........ $ 8.48      $ 0.10        $(0.51)          $(0.10)        $   --          $ 7.97     (4.78)%  $ 11,047      1.20%
1998........   9.77        0.12         (1.30)           (0.11)            --            8.48    (12.18)     13,145      1.20
1997 (4)....  10.00        0.03         (0.23)           (0.03)            --            9.77     (2.05)      7,563      1.20
-----------------------
VALUE INCOME STOCK FUND
-----------------------
1999........ $15.08      $ 0.29        $(0.63)          $(0.29)        $(1.22)         $13.23     (3.00)%  $101,741      0.95%
1998........  15.21        0.27          1.02            (0.28)         (1.14)          15.08      9.69      98,759      0.95
1997........  12.41        0.28          3.02            (0.28)         (0.22)          15.21     26.82      72,747      0.95
1996........  10.67        0.23          1.74            (0.23)            --           12.41     18.64      31,216      0.95
1995 (1)....  10.00        0.06          0.67            (0.06)            --           10.67      7.31       4,015      0.95

(A) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE CAPITAL GROWTH FUND CHANGED ITS NAME TO THE CAPITAL APPRECIATION FUND.
(B) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1996, THE AGGRESSIVE GROWTH FUND CHANGED ITS NAME TO THE MID-CAP EQUITY FUND.
(C) FORMERLY THE SMALL CAP EQUITY FUND.
(1) COMMENCED OPERATIONS ON OCTOBER 2, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON DECEMBER 31, 1999. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(3) COMMENCED OPERATIONS ON NOVEMBER 7, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(4) COMMENCED OPERATIONS ON OCTOBER 22, 1997. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.




               RATIO OF                          RATIO OF NET
                 NET          RATIO OF         INVESTMENT INCOME
              INVESTMENT     EXPENSES TO           (LOSS) TO
               INCOME        AVERAGE NET          AVERAGE NET
               (LOSS)      ASSETS (EXCLUDING   ASSETS (EXCLUDING   PORTFOLIO
              TO AVERAGE     WAIVERS AND          WAIVERS AND       TURNOVER
              NET ASSETS   REIMBURSEMENTS)      REIMBURSEMENTS)       RATE
              ----------   -----------------   -----------------   ---------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
1999........     0.20%          1.36%                (0.01)%        168.04%
1998........     0.43           1.41                  0.17          219.17
1997........     0.70           1.60                  0.25          195.86
1996........     1.15           2.43                 (0.13)         148.48
1995 (1)....     1.69           6.18                 (3.34)           8.05
----------------------
GROWTH AND INCOME FUND
----------------------
1999 (2)....       --           1.20%                   --              --
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
1999........     0.42%          1.99%                 0.03%         207.32%
1998........     0.63           2.07                  0.16          128.93
1997........     0.41           2.93                 (0.92)          99.14
1996 (3)....     1.83          31.39                (27.96)             --
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
1999........     5.56%          1.19%                 5.12%         243.18%
1998........     5.19           1.34                  4.60          183.13
1997......       5.81           1.58                  4.98          219.22
1996........     5.54           2.78                  3.51          303.30
1995 (1)....     5.04           6.05                 (0.26)         108.55
-----------------------
MID-CAP EQUITY FUND (B)
-----------------------
1999........    (0.20)%         1.50%                (0.55)%        122.22%
1998........    (0.29)          1.53                 (0.67)          92.27
1997........    (0.07)          1.77                 (0.69)         138.98
1996........     0.58           2.79                 (1.06)         139.60
1995 (1)....     2.22           6.34                 (2.97)          13.29
-------------------------
QUALITY GROWTH STOCK FUND
-------------------------
1999 (2)....       --           1.30%                   --              --
---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
1999........     1.23%          1.83%                 0.60%          63.13%
1998........     1.23           1.89                  0.54           49.10
1997 (4)....     1.62           2.66                  0.16            4.11
-----------------------
VALUE INCOME STOCK FUND
-----------------------
1999........     1.95%          0.96%                 1.94%          80.30%
1998........     1.90           1.11                  1.74           76.36
1997........     2.09           1.23                  1.81          104.84
1996........     2.45           1.95                  1.45           79.80
1995 (1)....     2.98           5.72                 (1.79)           7.17

24  PROSPECTUS


HOW TO OBTAIN MORE INFORMATION



STI CLASSIC VARIABLE TRUST


INVESTMENT ADVISERS

SunTrust Bank

Trusco Capital Management, Inc.



DISTRIBUTOR

SEI Investments Distribution Co.



LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2000, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:
Call 1-800-428-6970

BY MAIL:
Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Funds' Investment Company Act registration number is 811-09032.

                                   PROSPECTUS

                           STI CLASSIC VARIABLE TRUST


            CAPITAL APPRECIATION FUND (FORMERLY CAPITAL GROWTH FUND)

                            INTERNATIONAL EQUITY FUND

                             VALUE INCOME STOCK FUND


                                   MAY 1, 2000


                         INVESTMENT ADVISER TO THE FUND:
                                  SUNTRUST BANK

                           [STI CLASSIC LOGO OMITTED]

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Capital Appreciation, International Equity, and Value Income Stock Funds that you should know before investing. Please read this prospectus in conjunction with your Contract prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


 2   CAPITAL APPRECIATION FUND           9  PORTFOLIO MANAGERS

 4   INTERNATIONAL EQUITY FUND          10  PURCHASING AND SELLING FUND SHARES

 6   VALUE INCOME STOCK FUND            11  PURCHASING AND SELLING FUND SHARES

 8   MORE INFORMATION ABOUT RISK        11  TAXES

 8   EACH FUND'S OTHER INVESTMENTS      12  FINANCIAL HIGHLIGHTS

 9   INVESTMENT ADVISER                 14  HOW TO OBTAIN MORE INFORMATION ABOUT
                                            THE STI CLASSIC VARIABLE TRUST



--------------------------------------------------------------------------------

[SUITCASE ART OMITTED]   FUND SUMMARY                             [CHART ART OMITTED]      WHAT IS AN INDEX?
[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY                      [COINS ART OMITTED]      FUND FEES AND EXPENSES
[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING?         [MAGNIFER ART OMITTED]   INVESTMENT ADVISERS
[TARGET ART OMITTED]     PERFORMANCE INFORMATION                  [HANDSHAKE ART OMITTED]  PURCHASING FUND SHARES

--------------------------------------------------------------------------------

MAY 1, 2000

                                                                    PROSPECTUS 1

                                     RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help a Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

2 PROSPECTUS

CAPITAL APPRECIATION

[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                       Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                      U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY         Attempts to identify companies with above
                                      growth potential
--------------------------------------------------------------------------------
INVESTOR PROFILE                      Investors who want the value of their
                                      investment to grow, but do not need
                                      to receive income on their investment
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes are undervalued by the stock market. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser rotates the Fund's investments among various market sectors based on the Adviser's research of business cycles. The Adviser's strategy focuses on large-cap stocks with a strong growth history. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]

PLOT POINTS FOLLOWS:

1996   23.75%
1997   36.54%
1998   28.97%
1999    8.73%

            BEST QUARTER              WORST QUARTER
               22.64%                    -11.91%
             (12/31/98)                 (9/30/98)

                                                                    PROSPECTUS 3

                                                       CAPITAL APPRECIATION FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500 INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND          8.73%          24.54%*
--------------------------------------------------------------------------------
S&P 500 INDEX                     21.04%          27.09%**
--------------------------------------------------------------------------------

 * SINCE 10/2/95
** SINCE 10/31/95


[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.21%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.36%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE AS FOLLOWS:

            CAPITAL APPRECIATION FUND                 1.15%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $138            $431           $745          $1,635

4  PROSPECTUS

INTERNATIONAL EQUITY FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                   Foreign common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             High
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify undervalued companies
                                   with good fundamentals
--------------------------------------------------------------------------------
INVESTOR PROFILE                   Investors who want an increase in the value
                                   of their investment without regard to income,
                                   are willing to accept the increased risks of
                                   international investing for the possibility
                                   of higher returns, and want exposure to a
                                   diversified portfolio of international stocks
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The International Equity Fund invests primarily in common stocks and other equity securities of foreign companies. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions that are trading at a discount. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity markets as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.


[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1997   16.84%

1998   10.80%

1999    8.81%

            BEST QUARTER              WORST QUARTER
               16.62%                    -17.68%
             (12/31/98)                 (9/30/98)

                                                                    PROSPECTUS 5

                                                       INTERNATIONAL EQUITY FUND

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI EAFE) INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND          8.81%          12.10%*
--------------------------------------------------------------------------------
MSCI EAFE INDEX                   26.96%          14.81%**
--------------------------------------------------------------------------------

 * SINCE 11/7/96
** SINCE 11/30/96


[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of over 900 securities listed on the stock exchanges of developed countries outside of North America.


[COINS ART OMITTED]  FUND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               1.25%
Other Expenses                                                         0.74%
                                                                       -----
Total Annual Fund Operating Expenses                                   1.99%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            INTERNATIONAL EQUITY FUND                 1.60%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $202            $624           $1,073         $2,317

6  PROSPECTUS

VALUE INCOME STOCK FUND


[SUITCASE ART OMITTED]  FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                            Current income
  SECONDARY                          Capital appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS                     U.S. common stocks
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY               Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY        Attempts to identify high dividend-paying,
                                     undervalued stocks
--------------------------------------------------------------------------------
INVESTOR PROFILE                     Investors who are looking for current
                                     income and capital appreciation with less
                                     volatility than the average stock fund
--------------------------------------------------------------------------------


[TELESCOPE ART OMITTED]  INVESTMENT STRATEGY

     The Value Income Stock Fund invests primarily in common stocks and other equity securities of U.S. companies. In selecting investments for the Fund, the Adviser primarily chooses companies that have a market capitalization of at least $500 million and that have a history of paying regular dividends. The Adviser focuses on high dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFESAVER ART OMITTED]  WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

     Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[TARGET ART OMITTED]  PERFORMANCE INFORMATION

     The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S SHARES FROM YEAR TO YEAR. THE BAR CHART DOES NOT REFLECT THE IMPACT OF ANY CONTRACT EXPENSES, FEES OR CHARGES. IF THESE CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN SHOWN.

[BAR CHART OMITTED]
PLOT POINTS FOLLOWS:

1996   18.64%
1997   26.82%
1998    9.69%
1999   -3.00%

            BEST QUARTER              WORST QUARTER
               14.48%                    -11.90%
              (6/30/99)                 (9/30/99)

                                                                    PROSPECTUS 7

                                                         VALUE INCOME STOCK FUND


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 1999 TO THOSE OF THE S&P 500/BARRA VALUE INDEX AND THE LIPPER EQUITY INCOME FUND INDEX.

                                  1 YEAR      SINCE INCEPTION
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND           -3.00%          13.62%*
--------------------------------------------------------------------------------
S&P 500/BARRA VALUE INDEX         12.72%          21.05%**
--------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUND
INDEX                              4.19%          16.13%**
--------------------------------------------------------------------------------
 * SINCE 10/2/95
** SINCE 10/31/95


[CHART ART OMITTED]  WHAT IS AN INDEX?

     An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500/Barra Value Index is a widely recognized index of the stocks in the S&P 500 Index that have lower price-to-book ratios. The Lipper Equity Income Fund Index is an equally weighted index of typically the 30 largest funds that seek relatively high current income and growth of income by investing 60% or more of their portfolios in equities.


[COINS ART OMITTED]  FUND EXPENSES

     THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES. THIS TABLE DOES NOT, HOWEVER, INCLUDE ANY SEPARATE ACCOUNT OR CONTRACT EXPENSES, FEES OR CHARGES.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)*
--------------------------------------------------------------------------------

Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.16%
                                                                       -----
Total Annual Fund Operating Expenses                                   0.96%
--------------------------------------------------------------------------------
* THE FUND'S TOTAL ACTUAL ANNUAL FUND OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ACTUAL TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            VALUE INCOME STOCK FUND                 0.95%

FOR MORE INFORMATION ABOUT THESE FEES, SEE "INVESTMENT ADVISERS."


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $98             $306            $531         $1,178

8  PROSPECTUS


MORE INFORMATION ABOUT RISK AND EACH FUND'S OTHER INVESTMENTS


[LIFESAVER ART OMITTED]  MORE INFORMATION
                         ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
INTERNATIONAL EQUITY FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS

INTERNATIONAL EQUITY FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

EACH FUND'S OTHER INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information. The investment objective of each Fund is nonfundamental and may be changed without shareholder approval.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements, and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, the Fund cannot guarantee that any Fund will achieve its investment goal.

                                                                    PROSPECTUS 9

                                   THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS


[IMAGNIFER ART OMITTED]  INVESTMENT ADVISER

     The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Effective January 1, 2000, SunTrust Bank, P.O. Box 3808, Orlando, Florida 32802, as the successor to STI Capital Management, N.A., (STI) serves as the Adviser to the Capital Appreciation, International Equity, and Value Income Stock Funds. As of December 31, 1999, SunTrust Bank had approximately $136.8 billion in assets under management. For the period ended December 31, 1999, STI received advisory fees as a percentage of average daily net assets of:

   CAPITAL APPRECIATION FUND                 0.94%
   INTERNATIONAL EQUITY FUND                 0.86%
   VALUE INCOME STOCK FUND                   0.79%

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Anthony R. Gray served as Chairman and Chief Investment Officer of STI since 1979. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Capital Appreciation Fund since it began operating in October 1995. He has more than 32 years of investment experience.

Mr. Ned Dau served as Managing Director of STI since 1997. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the International Equity Fund since May 1997. Prior to joining STI, he served as senior international equity analyst for American Express Financial Advisers from 1996 to 1997 and for the Principal Financial Group from 1992 to 1995. He has more than 8 years of investment experience.

The Value Income Stock Fund is co-managed by Mr. Mills Riddick, CFA, and
Mr. Dan Lewis. Mr. Riddick served as a Managing Director of STI since 1994. In January 2000 he was named Managing Director of SunTrust Bank. He has managed the Value Income Stock Fund since it began operating in October 1995. He has more than 18 years of investment experience. Mr. Lewis served as a portfolio manager of STI since 1993. In January 2000 he was named portfolio manager of SunTrust Bank. He has been an analyst of the Value Income Stock Fund since 1995. He has more than 8 years of investment experience.

10  PROSPECTUS

PURCHASING AND SELLING FUND SHARES

[HANDSHAKE ART OMITTED]  HOW TO PURCHASE FUND SHARES

     Generally, you may not purchase Fund shares directly. Rather, Fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you as a customer of an insurance company may purchase Fund shares through these Contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net Contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, for you to receive the current Business Day's NAV for each Fund, generally each Fund must receive your purchase order (from your insurance company) before 4:00 p.m. Eastern time.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets in the Fund. In calculating NAV for the Fund, each Fund generally values its investment portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

HOW TO SELL YOUR FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after the Funds receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cutoff times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the SAI.

                                                                   PROSPECTUS 11

                                           DIVIDENDS AND DISTRIBUTIONS AND TAXES


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
VALUE INCOME STOCK FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. Dividends are paid in the form of additional shares.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

12  PROSPECTUS

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about some of the Funds. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by Arthur Andersen LLP, independent public accountants. Their report, along with each Fund's financial statements, appears in the annual report and is attached to the SAI. You can obtain the annual report, which contains more performance information, at no charge by calling 1-800-428-6970.


For a Share Outstanding Throughout the Years Ended December 31, (unless otherwise indicated)




                                      NET REALIZED
             NET ASSET       NET          AND         DISTRIBUTIONS
               VALUE     INVESTMENT    UNREALIZED       FROM NET      DISTRIBUTIONS     NET ASSET                NET ASSETS
             BEGINNING     INCOME    GAINS (LOSSES)    INVESTMENT     FROM REALIZED     VALUE END      TOTAL       END OF
             OF PERIOD     (LOSS)    ON INVESTMENT       INCOME       CAPITAL GAINS     OF PERIOD     RETURN+   PERIOD (000)
             ---------   ----------  --------------   -------------   -------------     ---------     -------   ------------
-----------------------------
CAPITAL APPRECIATION FUND (A)
-----------------------------
1999........   $20.04      $ 0.04        $1.65           $(0.04)          $(1.42)         $20.27       8.73%      $134,072
1998........    17.27        0.07         4.54            (0.08)           (1.76)          20.04      28.97        105,560
1997........    13.06        0.10         4.63            (0.10)           (0.42)          17.27      36.54         61,877
1996........    10.66        0.12         2.40            (0.12)              --           13.06      23.75         25,189
1995 (1)....    10.00        0.04         0.66            (0.04)              --           10.66       6.96          3,778
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
1999........   $13.05      $ 0.03       $ 1.11           $(0.07)          $(0.19)         $13.93       8.81%      $ 18,268
1998........    11.87        0.10         1.17            (0.01)           (0.08)          13.05      10.80         18,926
1997........    10.16        0.03         1.68               --               --           11.87      16.84         13,847
1996 (2)....    10.00        0.01         0.16            (0.01)              --           10.16       1.70            995
-----------------------
VALUE INCOME STOCK FUND
-----------------------
1999........   $15.08      $ 0.29       $(0.63)          $(0.29)          $(1.22)         $13.23     (3.00)%      $101,741
1998........    15.21        0.27         1.02            (0.28)           (1.14)          15.08       9.69         98,759
1997........    12.41        0.28         3.02            (0.28)           (0.22)          15.21      26.82         72,747
1996........    10.67        0.23         1.74            (0.23)              --           12.41      18.64         31,216
1995 (1)....    10.00        0.06         0.67            (0.06)              --           10.67       7.31          4,015



(A) DURING THE FISCAL YEAR ENDED DECEMBER 31, 1999, THE CAPITAL GROWTH FUND CHANGED ITS NAME TO THE CAPITAL APPRECIATION FUND.
(1) COMMENCED OPERATIONS ON OCTOBER 2, 1995. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
(2) COMMENCED OPERATIONS ON NOVEMBER 7, 1996. ALL RATIOS FOR THE PERIOD HAVE BEEN ANNUALIZED.
+   RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR ROUNDED TO $0.




                                                                    RATIO OF NET
                                RATIO OF           RATIO OF         INVESTMENTS
                                   NET           EXPENSES TO      INCOME (LOSS) TO
                 RATIO OF      INVESTMENT        AVERAGE NET        AVERAGE NET
               EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING   ASSETS (EXCLUDING    PORTFOLIO
                  AVERAGE      TO AVERAGE        WAIVERS AND         WAIVERS AND       TURNOVER
                NET ASSETS     NET ASSETS       REIMBURSEMENTS)    REIMBURSEMENTS)       RATE
               -----------    -------------   -----------------   -----------------    ---------
----------------------------
CAPITAL APPRECIATION FUND(A)
----------------------------
1999........       1.15%          0.20%             1.36%               (0.01)%         168.04%
1998........       1.15           0.43              1.41                 0.17           219.17
1997........       1.15           0.70              1.60                 0.25           195.86
1996........       1.15           1.15              2.43                (0.13)          148.48
1995 (1)....       1.15           1.69              6.18                (3.34)            8.05
-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
1999........       1.60%          0.42%             1.99%                0.03%          207.32%
1998........       1.60           0.63              2.07                 0.16           128.93
1997........       1.60           0.41              2.93                (0.92)           99.14
1996 (2)....       1.60           1.83             31.39               (27.96)              --
-----------------------
VALUE INCOME STOCK FUND
-----------------------
1999........       0.95%          1.95%             0.96%                1.94%           80.30%
1998........       0.95           1.90              1.11                 1.74            76.36
1997........       0.95           2.09              1.23                 1.81           104.84
1996........       0.95           2.45              1.95                 1.45            79.80
1995 (1)....       0.95           2.98              5.72                (1.79)            7.17


                                      NOTES

14  PROSPECTUS

HOW TO OBTAIN MORE INFORMATION


STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

SunTrust Bank

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated May 1, 2000, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:

Call 1-800-428-6970

BY MAIL:

Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the EDGAR Database on the SEC's website ("HTTP://WWW.SEC.GOV"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV. The Funds' Investment Company Act registration number is 811-09032.

                           STI CLASSIC VARIABLE TRUST

                              Investment Advisers:

                                 SunTrust Bank

                        Trusco Capital Management, Inc.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Trust's prospectus dated May 1, 2000. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                               TABLE OF CONTENTS

                                                                                                                         PAGE
THE TRUST....................................................................................................         B-3
ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS...................................................................         B-3
DESCRIPTION OF PERMITTED INVESTMENTS.........................................................................         B-6
INVESTMENT LIMITATIONS.......................................................................................        B-20
THE INVESTMENT ADVISERS......................................................................................        B-22
THE ADMINISTRATOR............................................................................................        B-23
THE DISTRIBUTOR..............................................................................................        B-24
THE TRANSFER AGENT...........................................................................................        B-25
THE CUSTODIAN................................................................................................        B-25
INDEPENDENT PUBLIC ACCOUNTANTS...............................................................................        B-25
LEGAL COUNSEL................................................................................................        B-25
TRUSTEES AND OFFICERS OF THE TRUST...........................................................................        B-25
COMPUTATION OF YIELD.........................................................................................        B-28
CALCULATION OF TOTAL RETURN..................................................................................        B-29
PURCHASE AND REDEMPTION OF SHARES............................................................................        B-30
NET ASSET VALUE--PRICING OF PORTFOLIO SECURITIES.............................................................        B-31
TAXES........................................................................................................        B-31
FUND TRANSACTIONS............................................................................................        B-33
TRADING PRACTICES AND BROKERAGE..............................................................................        B-33
DESCRIPTION OF SHARES........................................................................................        B-38
SHAREHOLDER LIABILITY........................................................................................        B-37
5% SHAREHOLDERS..............................................................................................        B-38
LIMITATION OF TRUSTEES' LIABILITY............................................................................        B-39
APPENDIX.....................................................................................................         A-1
FINANCIAL STATEMENTS.........................................................................................         F-1

May 1, 2000

THE TRUST

STI Classic Variable Trust (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that portfolio. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of various life insurance companies. This Statement of Additional Information relates to the Capital Appreciation Fund (formerly Capital Growth Fund), Growth and Income Fund, International Equity Fund, Investment Grade Bond Fund, Mid-Cap Equity Fund, Quality Growth Stock Fund, Small Cap Value Equity Fund (formerly Small Cap Equity Fund), and Value Income Stock Fund. These various series are collectively referred to herein as the "Funds."

ADDITIONAL INFORMATION ABOUT CERTAIN FUNDS

Equity Funds
------------

Capital Appreciation Fund

The Capital Appreciation Fund invests primarily in a diversified portfolio of common stocks, warrants, and securities convertible into common stocks which, in the Fund's Adviser's opinion, are undervalued in the marketplace at the time of purchase. In selecting securities for the Fund, its Adviser will evaluate factors believed to affect capital appreciation such as the issuer's background, industry position, historical returns on equity and experience and qualifications of the management team. Dividend and interest income should be considered incidental to the growth of capital. The Fund's Adviser will rotate the Capital Appreciation Fund's holdings between various market sectors based on economic analysis of the overall business cycle. Under normal conditions, at least 65% of the total assets of the Capital Appreciation Fund will be invested in common stocks.

All of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Capital Appreciation Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored American Depositary Receipts ("ADRs") that are traded on exchanges or listed on National Association of Securities Dealers Automated Quotations ("NASDAQ"); securities issued by money market mutual funds; pay-in-kind securities; and bonds. The bonds that the Capital Appreciation Fund may purchase may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by Standard & Poor's Corporation ("S&P"), rated below Baa by Moody's Investors Services, Inc. ("Moody's"), or of comparable quality not rated by S&P or Moody's. In addition, the Fund may invest up to 10% of its assets in restricted securities.

International Equity Fund

The International Equity Fund, under normal market conditions, will invest at least 65% of its assets in equity securities of foreign issuers consisting of: common and preferred stocks, warrants, options and securities convertible into common stock.

Securities of foreign issuers purchased by the Fund may be purchased in foreign markets, on United States registered exchanges, the over-the-counter market or in the form of sponsored or unsponsored ADRs traded on registered exchanges or NASDAQ, or sponsored or unsponsored European Depositary Receipts ("EDRs").

The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates. A forward foreign currency contract is a commitment to purchase or sell a specified currency, at a specified future date, at a specified price. The Fund may enter into forward foreign currency contracts to hedge a specific security transaction or to hedge a portfolio position. The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage the portfolios exposure to changes in dollar exchange rates.

The Fund expects to be fully invested in the investments described above, but may invest up to 35% of its total assets in bonds and debentures issued by non-U.S. or U.S. companies, securities issued or guaranteed by foreign or U.S. governments and foreign and U.S. commercial paper. The Fund may invest in futures contracts, including stock index futures contracts, and options on futures contracts. The bonds that the Fund may purchase may be rated in any rating category or may be unrated provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. When investing in bonds, the Fund may seek capital gains by taking advantage of price appreciation caused by interest rate and credit quality changes. The Fund may also purchase shares of closed-end investment companies that invest in the securities of issuers in a single country or region. The Fund is also permitted to acquire floating and variable rate securities, purchase securities on a when-issued basis and purchase illiquid securities.

The Fund will invest in the foreign issues of at least three different countries outside the United States. A foreign issue is one the issuer of which (1) is organized under the laws of a specific country, or for which the principal securities trading market is in a specific country or (2) derives a significant proportion (at least 50 percent) of its revenues or profits from goods produced or sold, investments made, or services performed in a specific country or which have at least 50 percent of its assets situated in that country. The Fund will invest primarily in developed countries (for example Japan, Canada and the United Kingdom). In addition, the Fund may invest in securities of issuers whose principal activities are in countries with emerging markets. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing.

Mid-Cap Equity Fund

The Mid-Cap Equity Fund invests primarily in a diversified portfolio of common stocks, preferred stocks, and securities convertible into common stocks of small to mid-size companies, (i.e., $500 million to $10 billion, respectively, as measured by their market capitalization), with above-average growth of earnings. Under normal conditions, at least 80% of the total assets of the Fund will be invested in equity securities, and as a matter of non-fundamental policy, the Fund will invest at least 65% of its assets in mid-size companies. Current income will not be an important criterion of investment selection and any such income should be considered incidental. In selecting securities for the Fund, the Fund's Adviser will evaluate factors such as the issuer's background, industry position, historical returns on equity, and experience and qualifications of the management team.

Most of the common stocks in which the Fund invests are traded on registered exchanges or on the over-the-counter market in the United States. Assets of the Fund not invested in the securities described above may be invested in U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ); securities issued by mutual funds; repurchase agreements; and bonds. The bonds that the Fund may purchase, including nay variable or floating rate instruments, must be rated B or better by S&P or Moody's, provided that this requirement shall not apply to the Fund's purchase of bonds issued by the government of Canada or by various supranational entities, and provided further that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may invest up to 10% of its assets in restricted securities.

Small Cap Value Equity Fund

The Small Cap Value Equity Fund invests substantially all, and under normal market conditions at least 65%, of its assets in the equity securities of smaller companies (i.e., companies with market capitalizations of less than $1 billion) which, in the Adviser's opinion, are undervalued for above-average capital growth. Any remaining assets may be invested in the equity securities of companies with larger market capitalizations which the Adviser believes are also undervalued. The Fund may also invest in U.S. dollar denominated equity securities of foreign issuers (including ADRs). Equity securities include common stock, preferred stock, warrants and rights to subscribe to common stock and, in general, any security that is convertible into or exchangeable for common stock.

In order to meet liquidity needs, or for temporary defensive purposes, the Fund may invest all or a portion of its assets in common stocks of larger, more established companies, fixed income securities, repurchase agreements, cash or money market securities. Fixed income securities will only be purchased if they are rated investment grade or better by one or more NRSROs. Investment grade bonds include securities rated at least BBB by S&P or Baa by Moody's. Money market securities will only be purchased if they have been given one of the two top ratings by two or more NRSROs, or if not rated, determined to be of comparable quality by the Fund's Adviser. To the extent the Fund is engaged in temporary defensive investing, the Fund may not be pursuing its investment objective.

The Fund may engage in options transactions for hedging purposes only. The Fund will not invest more than 20% of its total assets in unsponsored ADR facilities.

Value Income Stock Fund

The Value Income Stock Fund seeks to provide current income by structuring its investments in an attempt to maintain the Fund's yield at a level above the average dividend yield of the securities comprising the S&P 500 Stock Index. Achieving such a yield will be the Fund's primary consideration when purchasing securities. A secondary consideration of the Fund will be capital appreciation.

The Fund will invest at least 80% of its total assets in equity securities. Investments will consist primarily of common stocks, and, under normal market conditions, at least 65% of the Fund's assets will be invested in common stocks issued by corporations which have a history of paying regular dividends, although there can be no assurance that such corporations will continue to pay dividends. Other equity securities in which the Fund may invest are convertible debt securities; preferred stocks and warrants which are convertible into or exchangeable for common stocks; and U.S. dollar denominated equity securities of foreign issuers (including sponsored ADRs that are traded on exchanges or listed on NASDAQ). All of the common stocks in which the Fund invests are traded on registered exchanges such as the New York or American Stock Exchange or on the over-the-counter market in the United States (i.e., NASDAQ). The Fund may also purchase debt securities (corporate debt obligations and U.S. Treasury obligations) which may be rated in any rating category or may be unrated, provided that no more than 10% of the Fund's total assets will be invested in bonds rated below BBB by S&P, rated below Baa by Moody's, or of comparable quality not rated by S&P or Moody's. The Fund may also invest in futures and options.

The Fund will invest primarily in stocks of companies operating in all aspects of the U.S. and world economies that have a market capitalization of at least $500 million, and that the Fund's Adviser believes possess fundamentally favorable long-term characteristics. However, stocks of companies with smaller market capitalizations and stocks that are out of favor in the financial community and in which little opportunity for price appreciation is recognized by the financial community may also be purchased if the Fund's Adviser believes they are undervalued.

Bond Funds
----------

Investment Grade Bond Fund

The Investment Grade Bond Fund will invest only in those obligations deemed investment grade obligations rated BBB or better by S&P or Baa or better by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser, including corporate debt obligations; mortgage-backed securities, collateralized mortgage obligations ("CMOs") and asset-backed securities; obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities; custodial receipts involving U.S. Treasury obligations; securities of the government of Canada and its provincial and local governments; securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities; obligations or supranational entities and sponsored ADRs that are traded on exchanges or listed on NASDAQ. Under normal circumstances, at least 65% of the Fund's total assets will be invested in corporate and government bonds and debentures. No more than 25% of the Fund's assets will be invested in securities rated BBB by S&P or Baa by Moody's or, if not rated by S&P or Moody's, of comparable quality at the time of purchase as determined by the Fund's Adviser.

The Fund may purchase mortgage-backed securities issued or guaranteed as to the payment of principal and interest by the U.S. Government, its agencies or instrumentalities or, subject to a limit of 35% of the Fund's assets, mortgage-backed securities issued by private issuers. These mortgage-backed securities may be backed or collateralized by fixed, adjustable or floating rate mortgages. The Fund may also invest in asset-backed securities which consist of securities backed by company receivables, truck and auto loans, leases, credit card receivables and home equity loans.

In order to reduce interest rate risk, and subject to a general limit of 25% of the Fund's assets, the Fund may purchase floating or variable rate securities. Some floating or variable rate securities will be subject to interest rate "caps" or "floors." It may also buy securities on a when-issued basis, putable securities, medium term notes, and zero coupon securities. The Fund may also invest up to 10% of its assets in restricted securities. The Fund may also engage in futures and options.

Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from 4 to 10 years. In the case of mortgage related securities and asset-backed securities, maturity will be determined based on the expected average life of the security. The Fund may shorten its average weighted maturity to as little as 90 days if deemed appropriate for temporary defensive purposes. By so limiting the maturity of its investments, the Fund expects that its net asset value will experience less price movement in response to changes in interest rates than the net asset values of mutual funds investing in similar credit quality securities with longer maturities.


DESCRIPTION OF PERMITTED INVESTMENTS

American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depository Receipts (GDRs)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Bank Obligations

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Common and Preferred Stocks

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

Convertible Securities

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

Custodial Receipts

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

Debt Securities

Debt securities represent money borrowed that obligates the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (e.g., bonds, notes, debentures).

Dollar Rolls

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

Foreign Investments

Foreign investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities, and ADRs. These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, a Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of a Fund that invests in foreign securities, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. Each Fund seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from a Fund's investments in another country's markets.

Futures Contracts and Options on Futures

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts and related options only for bona fide hedging purposes.

Regulations of the Commodity Futures Trading Commission applicable to the Funds require that the futures transactions and related options constitute bona fide hedging transactions, except that the International Equity Fund may enter into such transactions for other than bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions do not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they intend to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

Risk Factors in Futures Transactions

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts only if they are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Advisers do not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

Hedging Techniques

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

Investment Grade Obligations

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

Loan Participations

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

Investment Company Shares

Investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Investors would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

Mortgage-Backed Securities

Mortgage-backed securities are securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

The Investment Grade Bond Fund may also invest in privately issued mortgage-backed securities. Two principal types of mortgage-backed securities are CMOs and real estate mortgage investment conduits ("REMICs"), which are rated in one of the two highest categories by S&P or Moody's. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs, which were authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities.

Determining Maturities of Mortgage-Backed Securities

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Advisers believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for the Funds, it will be deemed to have a remaining maturity equal to its average life as estimated by the Advisers. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Advisers will be the actual average life.

Obligations of Supranational Agencies

Obligations of supranational agencies include those issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

Options

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.




Other Investments

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations issued by the Advisers.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Advisers monitor compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest.

In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

Restricted Securities

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include Restricted Securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Advisers pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Advisers will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Advisers intend to purchase securities that are exempt from registration under Rule 144A of the 1933 Act.

Securities Lending

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Advisers to be of good standing and when, in the judgment of the Advisers, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Advisers as a broker in these transactions.

Short-Term Obligations

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

Standby Commitments and Puts

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in debt securities. The right to put securities depends on the writer's ability to pay for the securities at the time the put is exercised. Put transactions by the Funds are generally limited to institutions which the Advisers believe present minimal credit risks, and the Advisers would use their best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisers will purchase only STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisers will monitor the level of such holdings to avoid the risk of impairing investors' redemption rights and of deviations in the value of the shares of the Funds.

U.S. Government Agency Securities

Agencies of the United States Government which issue U.S. Government Agency Securities consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal

Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (e.g., GNMA), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (e.g., Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

Variable Rate Master Demand Notes

Variable rate master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Advisers, be equivalent to the ratings applicable to permitted investments for a Fund. The Advisers will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

When-Issued Securities

For securities purchased on a when-issued basis, delivery and payment normally take place within 45 days after the date of commitment to purchase. A Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on these securities to the purchaser during this period. The payment obligation and the interest rate that will be received on these securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Funds will maintain cash or liquid securities in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid securities, in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

A  Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements; and (c) the Investment Grade Bond Fund, Growth and Income Fund, Quality Growth Stock Fund, and the Value Income Stock Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts (except for financial futures contracts) and interests in a pool of securities that are secured by interests in real estate (except that the Investment Grade Bond Fund may purchase mortgage-backed and other mortgage-related securities, including collateralized obligations and REMICs). However, subject to its permitted investment spectrum, a Fund may purchase marketable securities issued by companies which own or invest in real estate, commodities or commodities contracts, and commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies unless as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder, except that the International Equity and Small Cap Value Equity Funds' purchases are not limited to money market funds. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

Non-Fundamental Policy

No Fund may purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE INVESTMENT ADVISERS


The Trust and SunTrust Bank and Trusco Capital Management, Inc. (the "Advisers") have entered into advisory agreements with the Trust (the "Advisory Agreements"). The Advisers are indirect wholly-owned subsidiaries of SunTrust Banks, Inc. ("SunTrust"). SunTrust is a bank holding company with assets of $136.8 billion as of December 31, 1999. The Advisory Agreements provide that each Adviser shall not be protected against any liability to the Trust or its Investors by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to an Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Advisers will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.


The continuance of each Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

For its advisory services, SunTrust Bank is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: 1.15% of the average daily net assets of the Capital Appreciation Fund, Mid-Cap Equity Fund, and Small Cap Value Equity Fund, 1.25% of the average daily net assets of the International Equity Fund, .74% of the average daily net assets of the Investment Grade Bond Fund, and .80% of the average daily net assets of the Value Income Stock Fund.

For its advisory services, Trusco Capital Management is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of: .90% of the average daily net assets of the Growth and Income Fund, and 1.00% of the average daily net assets of the Quality Growth Stock Fund.

For the period from commencement of operations to the fiscal years ended December 31, 1999, 1998 and 1997, the Trust paid the following advisory fees:

----------------------------------------------------------------------------------------------------------------------------------
                                            Fees Paid                            Fees Waived or Reimbursed
Fund                              1999            1998           1997         1999           1998            1997
----------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund      $1,155,474       $960,564      $310,665       $252,384       $218,450       $  197,598
----------------------------------------------------------------------------------------------------------------------------------
Growth and Income Fund         $        0              *             *       $      0              *                *
----------------------------------------------------------------------------------------------------------------------------------
International Equity Fund      $  159,341       $213,697      $      0       $ 72,652       $ 81,229       $  106,197
----------------------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund     $   64,785       $107,213      $      0       $ 94,583       $ 85,323       $   70,532
----------------------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund            $  231,649       $316,697      $ 99,442       $ 99,773       $104,569       $  117,453
----------------------------------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund      $        0              *             *       $      0              *                *
----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund    $   60,711       $133,405      $      0       $ 73,184       $ 80,770       $   17,485
----------------------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund        $  844,684       $715,023      $274,723       $  8,317       $144,498       $  151,040
----------------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated August 18, 1995 as amended. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice.


The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments, is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds(R), CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Friends Ivory Funds, HighMark Funds, Huntington Funds, Huntington VA Funds, The Nevis Fund, Inc., Oak Associates Funds, The Armada Advantage Fund, The Parkstone Group of

Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, TIP Funds, UAM Funds Trust, UAM Funds, Inc. II and UAM Funds, Inc.


For the period from commencement of operations to the fiscal years ended December 31, 1999, 1998, and 1997, the Funds paid the following administrative fees:

--------------------------------------------------------------------------------------------------------
                                       Fees Paid                       Fees Waived
          Fund              1999        1998        1997      1999       1998        1997
--------------------------------------------------------------------------------------------------------
Capital Appreciation      $62,500     $62,500     $62,500      $ 0        $0         $  0
Fund
--------------------------------------------------------------------------------------------------------
Growth and Income         $   171           *           *      $ 0         *            *
Fund
--------------------------------------------------------------------------------------------------------
International Equity      $75,000     $75,000     $75,000      $ 0        $0         $  0
Fund
--------------------------------------------------------------------------------------------------------
Investment Grade Bond     $62,500     $62,500     $62,500      $ 0        $0         $  0
Fund
--------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund       $62,500     $62,500     $62,500      $ 0        $0         $  0
--------------------------------------------------------------------------------------------------------
Quality Growth Stock      $   171           *           *      $ 0         *            *
Fund
--------------------------------------------------------------------------------------------------------
Small Cap Value Equity    $62,500     $62,500     $11,815      $ 0        $0         $  0
Fund
--------------------------------------------------------------------------------------------------------
Value Income Stock        $62,500     $62,500     $62,500      $ 0        $0         $  0
Fund
--------------------------------------------------------------------------------------------------------




*  Not in operation during the period.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments distributes the Trust's Shares to the separate accounts, which purchase and redeem these shares at the net asset value without sales or redemption charges.

The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust to accept such order.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds except the International Equity Fund. The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian for the International Equity Fund.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Trust.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust, their dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the principal business address for each officer listed below is Oaks, Pennsylvania 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985-1991; Chairman, Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President, Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rolling, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January, 1981. President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and STI Classic Funds.

T. GORDY GERMANY (11/28/25) - Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987; member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous 4 years EVP and Chief Academic Officer; during educational career, taught at Florida State, Michigan State, Louisiana State and Southern University; spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.


MARK NAGLE (10/20/59) - President, Controller, Treasurer & Chief Financial Officer - Vice President and Controller, Funds Accounting since 1996. Vice President of the Administrator and Distributor since 1996. Vice President of the Distributor since December 1997. Vice President, Fund Accounting, BISYS Fund Services, September 1995 - November 1996. Senior Vice President and Site Manager, Fidelity Investments, 1981 - September 1995.


TIMOTHY D. BARTO (3/28/68) -- Vice President and Assistant Secretary --Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm) 1997-1999. Associate, Richter, Miller & Finn (law firm) 1994-1997.


JAMES R. FOGGO (06/30/64) -- Vice President and Assistant Secretary -- Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison

(law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995. Operations Manager, The Shareholder Services Group, Inc., 1986-1990.


LINDA GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.




LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President of SEI, the Administrator and the Distributor since 1994.




RICHARD W. GRANT (10/25/45) - Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm); Counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor.

------------------
/*/ Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended December 31, 1999, the Trust paid the following amounts to the Trustees and Officers of the Trust:

--------------------------------------------------------------------------------------------------------------------
                                                   Pension or
                                                   Retirement
                                  Aggregate         Benefits        Estimated         Total Compensation From
                                Compensation     Accrued as Part      Annual             Registrant and Fund
       Name of Person         From Registrant       of Fund        Benefits Upon      Complex Paid to Directors
        and Position             for FYE 99        Expenses         Retirement               for FYE 99
--------------------------------------------------------------------------------------------------------------------
William H. Cammack, Trustee      $    0              N/A               N/A            $  0 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
T. Gordy Germany, Trustee        $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch, Trustee        $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
                                                   Pension or
                                                   Retirement
                                  Aggregate         Benefits        Estimated         Total Compensation From
                                Compensation     Accrued as Part      Annual             Registrant and Fund
       Name of Person         From Registrant       of Fund        Benefits Upon      Complex Paid to Directors
        and Position             for FYE 99        Expenses         Retirement               for FYE 99
--------------------------------------------------------------------------------------------------------------------
Daniel S. Goodrum, Trustee       $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
Wilton Looney, Trustee           $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
Champney McNair, Trustee         $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
Bernard F. Sliger, Trustee       $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton, Trustee      $2,000              N/A               N/A            $2,000 for services on 2
                                                                                      boards
--------------------------------------------------------------------------------------------------------------------

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act of 1940. In addition, the Investment Advisers and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the Securities and Exchange Commission and are available to the public.

COMPUTATION OF YIELD

A Fund may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one year period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

     Yield = 2[(a-b/cd + 1)/6/ - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the 30-day period ended December 31, 1999, yields on the Funds were as follows:

----------------------------------------------
            Fund               Yield
----------------------------------------------
Capital Appreciation Fund       0.27%
----------------------------------------------
Growth and Income Fund          N/A
----------------------------------------------
International Equity Fund       N/A
----------------------------------------------
Investment Grade Bond Fund      6.51%
----------------------------------------------
Mid-Cap Equity Fund             N/A
----------------------------------------------
Quality Growth Stock Fund       N/A
----------------------------------------------
Small Cap Value Equity Fund     N/A
----------------------------------------------
Value Income Stock Fund         2.11%
----------------------------------------------

CALCULATION OF TOTAL RETURN

From time to time, a Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

     P(1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

From time to time, the Trust may include the names of clients of the Advisers in advertisements and/or sales literature for the Trust. The SEI Funds Evaluation database tracks the total return of numerous tax-exempt pension accounts. The range of returns in these accounts determines the percentile rankings. SunTrust Bank's investment advisory affiliate, STI Capital Management, N.A., acting as the investment Adviser for the Funds, STI has been in the top 1% of the SEI Funds Evaluation database for equity managers over the past ten years. SEI's database includes research data on over 1,000 investment managers responsible for over $450 billion in assets.

Based on the foregoing, the average annual total returns for the Funds from commencement of operations through December 31, 1999 were as follows:

---------------------------------------------------------------------
                                     Average Annual Total Return
                              ---------------------------------------
Fund                                 One Year    Since Inception
---------------------------------------------------------------------

Capital Appreciation Fund/1/           8.73 %            24.54 %
---------------------------------------------------------------------
Growth and Income Fund/2/               N/A                  *
---------------------------------------------------------------------
International Equity Fund/3/           8.81 %            12.10 %
---------------------------------------------------------------------
Investment Grade Bond Fund/1/         (1.67)%             5.24 %
---------------------------------------------------------------------
Mid-Cap Equity Fund/1/                14.00 %            14.70 %
---------------------------------------------------------------------
Quality Growth Stock Fund/2/            N/A                  *
---------------------------------------------------------------------
Small Cap Value Equity Fund/4/        (4.78)%            (8.69)%
---------------------------------------------------------------------
Value Income Stock Fund/1/            (3.00)%            13.62 %
---------------------------------------------------------------------

/1/  Commenced operations on October 2, 1995.
/2/  Commenced operations on December 30, 1999.
/3/  Commenced operations on November 7, 1996.
/4/  Commenced operations on October 22, 1997.
 *   Fund not in operation during the period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. An Investor will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Advisers, the Administrator and/or the Custodian are not open for business.

NET ASSET VALUE--PRICING OF PORTFOLIO SECURITIES

The net asset value per share of the Funds is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), each business day the NYSE is open. Net asset value per share is calculated for purchases and redemptions of Shares of each Fund by dividing the value of total Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of Shares of that Fund outstanding. The net asset value per share of each Fund is determined each business day at the close of business.

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their Investors. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its Investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the statement of additional information for such Contract.

Federal Income Tax

This discussion of Federal income tax considerations is based on the Internal Revenue Code, as amended (the "Code), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the on-year period ending on October 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

Foreign Taxes

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Advisers are responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisers generally seek reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Advisers will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Advisers, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisers in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisers may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Advisers and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Advisers, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Advisers is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Advisers to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

     For the fiscal year ended December 31, 1999, the Funds paid the following brokerage commissions with respect to portfolio transactions:


=======================================================================================================
                        Total $ Amount Of      Total $ Amount of       % Of Total       % Of Total
                            Brokerage            Brokerage             Brokerage        Brokered
                          Commissions Paid      Commissions Paid      Commissions     Transactions
                             Fye 99             To Sidco In          Paid To Sidco      Effected
                                                   Fye 99                 For            Through
                                                                         Fye 99         Sidco For
    Portfolio                                                                            Fye 99
-------------------------------------------------------------------------------------------------------
Capital Appreciation             $429,902             $4,708            1.10%           3.70%
Fund
-------------------------------------------------------------------------------------------------------
Growth and Income                $      0             $    0               0%              0%
Fund
-------------------------------------------------------------------------------------------------------
International Equity             $192,192             $    0               0%              0%
Fund
-------------------------------------------------------------------------------------------------------
Investment Grade                 $    624             $  624          100.00%         100.00%
Bond Fund
-------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund              $ 75,935             $  752            1.00%          26.06%
-------------------------------------------------------------------------------------------------------
Quality Growth Stock             $      0             $    0               0%              0%
Fund
-------------------------------------------------------------------------------------------------------
Small Cap Value                  $ 39,661             $  124            0.31%          15.04%
Equity Fund
-------------------------------------------------------------------------------------------------------
Value Income Stock               $220,679             $5,561            2.52%          16.97%
Fund
=======================================================================================================

For the fiscal year ended December 31, 1998, the Funds paid the following brokerage commissions with respect to portfolio transactions:

=======================================================================================================
                                               Total $ Amount Of          Total $ Amount Of Brokerage
         Portfolio                         Brokerage Commissions Paid     Commissions Paid To Sidco
                                                      Fye 98                         Fye 98
-------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                      $    843                        $  843
-------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                       $340,807                        $3,512
-------------------------------------------------------------------------------------------------------
Growth and Income Fund                              *                              *
-------------------------------------------------------------------------------------------------------
Value Income Stock Fund                         $196,590                        $3,905
-------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                             $ 55,918                        $1,068
-------------------------------------------------------------------------------------------------------
Quality Growth Stock Fund                           *                              *
-------------------------------------------------------------------------------------------------------

=======================================================================================================
                                               Total $ Amount Of          Total $ Amount Of Brokerage
         Portfolio                         Brokerage Commissions Paid     Commissions Paid To Sidco
                                                      Fye 98                         Fye 98
-------------------------------------------------------------------------------------------------------
International Equity Fund                       $115,570                        $    0
-------------------------------------------------------------------------------------------------------
Small Cap Value Equity                          $ 36,442                        $  435
 Fund
=======================================================================================================

* Not in operation during the period.


For the fiscal year ended December 31, 1997, the Funds paid the following brokerage fees:

====================================================================================================
                                    Total $ Amount of            Total $ Amount of Brokerage
         Portfolio            Brokerage Commissions Paid in    Commissions Paid To Sidco in
                                         Fye 97                            Fye 97
----------------------------------------------------------------------------------------------------

Capital Appreciation Fund                $160,630                       $2,094
----------------------------------------------------------------------------------------------------
Growth and Income Fund                      *                               *
----------------------------------------------------------------------------------------------------
International Equity Fund                $ 73,036                       $    0
----------------------------------------------------------------------------------------------------
Investment Grade Bond Fund               $    383                       $  383
----------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                      $ 64,319                       $  788
----------------------------------------------------------------------------------------------------
Quality Growth Stock Fund                   *                              *
----------------------------------------------------------------------------------------------------
Small Cap Value Equity                   $  9,824                       $   74
Fund
----------------------------------------------------------------------------------------------------
Value Income Stock Fund                  $183,900                       $1,817
====================================================================================================

*  Not in operation during the period.


For the period from the commencement of operations to the fiscal years ended December 31, 1999, 1998 and 1997, the portfolio turnover rate for each of the Funds was as follows:

====================================================================================================
                                                              Turnover Rate
            Fund                               1997                 1998                 1999
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Capital Appreciation Fund                      196%                  219%                 168%
----------------------------------------------------------------------------------------------------
Growth and Income Fund                           *                     *                    0%
----------------------------------------------------------------------------------------------------
International Equity Fund                       99%                  129%                 207%
----------------------------------------------------------------------------------------------------

====================================================================================================
                                                              Turnover Rate
            Fund                               1997                 1998                 1999
----------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                     219%                  183%                 243%
----------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                            139%                   92%                 122%
----------------------------------------------------------------------------------------------------
Quality Growth Stock Fund                       *                     *                     0%
----------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                      4%                   49%                  63%
----------------------------------------------------------------------------------------------------
Value Income Fund                              105%                   76%                  80%
====================================================================================================

*  Not in operation during the period.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro
                                                                            ---
rata share in the net assets of the Funds. Shareholders have no preemptive
----
rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

5% AND 25% SHAREHOLDERS

As of April 1, 2000, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

-----------------------------------------------------------------------------------------------------------------
    Name of Fund              Name and Address of Shareholder       Account Share        Percent of Total
                                                                     Balance                Shares
-----------------------------------------------------------------------------------------------------------------
Capital                    Glenbrook Life and Annuity Company     6,015,302.2510                  99.76%
Appreciation Fund          Attn: Olga Prohny
                           Financial Control Unit
                           3100 Sanders Road Suite N4A
                           Northbrook, IL 60062-7127
-----------------------------------------------------------------------------------------------------------------
Growth and Income          Glenbrook Life and Annuity Company        13,732.9190                  99.96%
Fund                       Attn: Olga Prohny
                           Financial Control Unit
                           3100 Sanders Road Suite N4A
                           Northbrook, IL 60062-7127
-----------------------------------------------------------------------------------------------------------------
International              Glenbrook Life and Annuity Company     1,172,531.7090                 100.00%
Equity Fund                Attn: Olga Prohny
                           Financial Control Unit
                           3100 Sanders Road Suite N4A
                           Northbrook, IL 60062-7127
-----------------------------------------------------------------------------------------------------------------
Investment Grade           Glenbrook Life and Annuity Company     2,044,245.4670                  99.37%
Bond Fund                  Attn: Olga Prohny
                           Financial Control Unit
                           3100 Sanders Road Suite N4A
                           Northbrook, IL 60062-7127
------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity             Glenbrook Life and Annuity Company     1,913,540.7770                 100.00%
Fund                       Attn: Olga Prohny
                           Financial Control Unit
                           3100 Sanders Road Suite N4A
                           Northbrook, IL 60062-7127
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Quality Growth                Glenbrook Life and Annuity Company        20,168.1700             99.98%
Stock Fund                    Attn: Olga Prohny
                              Financial Control Unit
                              3100 Sanders Road Suite N4A
                              Northbrook, IL 60062-7127
--------------------------------------------------------------------------------------------------------------
Small Cap Value              Glenbrook Life and Annuity Company        841,931.2550             62.02%
Equity Fund                  Attn: Olga Prohny
                             Financial Control Unit
                             3100 Sanders Road Suite N4A
                             Northbrook, IL 60062-7127
 -------------------------------------------------------------------------------------------------------------
Small Cap Value              Allstate Life Insurance Company           515,530.8510             37.98%
Equity Fund                  Attn: Deborah Bukowy
                             Investment Operations Equity Unit
                             3075 Sanders Road Suite G4A
                             Northbrook, IL  60062-7127
--------------------------------------------------------------------------------------------------------------
Value Income                 Glenbrook Life and Annuity Company      6,570,935.6480             99.89%
Stock Fund                   Attn: Olga Prohny
                             Financial Control Unit
                             3100 Sanders Road Suite N4A
                             Northbrook, IL 60062-7127
 ----------------------------------------------------------------------------------------------------------------------------

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment adviserss, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

EXPERTS

The financial statements in this Statement of Additional Information have been by Arthur Andersen LLP, independent public accountants to the Trust, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

APPENDIX

I.   BOND RATINGSA-11
*Corporate Bonds

The following are descriptions of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's") corporate bond ratings.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered to be medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Debt rated BB, B, CCC, CC and C is regarded as having predominately speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be a high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

II.  COMMERCIAL PAPER AND SHORT-TERM RATINGS

The following descriptions of commercial paper ratings have been published by S&P, Moody's, Fitch Investors Service, Inc. ("Fitch"), Duff and Phelps ("Duff") and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+ and 1. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to have superior ability and strong ability for repayment, respectively.

The rating Fitch 1+ (Exceptionally Strong Credit Quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch -1+ is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-1 (Very Strong Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than issues rated F-1+.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

                             FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  December 31, 1999


CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
                                                   SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.3%)
BASIC MATERIALS (1.5%)
   Air Products & Chemicals                        25,200          $   846
   Ecolab                                          25,400              994
   Monsanto                                         6,300              224
                                                                   -------
                                                                     2,064
                                                                   -------
CAPITAL GOODS (10.1%)
   General Electric                                35,100            5,432
   W.W. Grainger                                    8,500              406
   Minnesota Mining & Manufacturing                10,900            1,067
   Republic Services, Cl A*                        21,900              315
   Textron                                         22,900            1,756
   Tyco International                              83,180            3,234
   United Technologies                             19,400            1,261
   Waste Management Inc                             1,569               27
                                                                   -------
                                                                    13,498
                                                                   -------
COMMUNICATION SERVICES (2.5%)
   Centurytel                                      19,600              929
   Charter Communications                          12,100              265
   GTE                                              8,100              572
   MCI WorldCom*                                   18,468              980
   Sprint                                           9,300              626
                                                                   -------
                                                                     3,372
                                                                   -------
CONSUMER CYCLICALS (17.8%)
   Abercrombie & Fitch, Cl A*                       7,400              197
   Bed Bath & Beyond*                              14,700              511
   Brinker International*                          31,900              766
   Carnival                                        23,600            1,128
   Cendant*                                        54,860            1,457
   Costco Wholesale*                               20,400            1,861
   CVS                                             41,100            1,641
   Family Dollar Stores                            13,900              227
   Harley-Davidson                                  4,600              295
   Hasbro                                          38,100              726
   Interpublic Group                                7,200              415
   Kroger*                                         77,700            1,467



--------------------------------------------------------------------------------
                                                   SHARES         VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   Lear*                                           19,300          $   618
   Linens 'N Things*                               17,800              527
   Lowe's                                          39,600            2,366
   Masco                                           59,250            1,503
   Maytag                                           9,200              442
   Mediaone Group*                                 12,900              991
   New York Times, Cl A                             8,900              437
   Office Depot*                                   78,500              859
   Royal Caribbean Cruises                         17,600              868
   Saks*                                           33,500              521
   SPX*                                             7,500              606
   Tandy                                           48,400            2,381
   Time Warner                                      6,900              500
   United Rentals*                                 29,700              509
                                                                   -------
                                                                    23,819
                                                                   -------
CONSUMER STAPLES (8.3%)
   Anheuser Busch                                   6,300              447
   Coca-Cola Enterprises                           35,400              712
   ConAgra                                         43,801              988
   Dial                                            18,400              447
   Flowers Industries                              15,000              239
   Kimberly Clark                                   9,100              594
   McDonald's                                      19,200              774
   Nabisco Group Holdings                          39,100              415
   Nike, Cl B                                       2,000               99
   Pepsi Bottling Group                            29,600              490
   PepsiCo                                         27,500              969
   Philip Morris                                    1,400               32
   Ralston Purina                                  34,300              956
   Safeway*                                        21,900              779
   Sara Lee                                        20,400              450
   Seagram                                         12,300              553
   Unilever NV                                      4,500              245
   US Foodservice*                                 52,400              878
   Viacom, Cl B*                                   18,400            1,112
                                                                   -------
                                                                    11,179
                                                                   -------
8

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
ENERGY (4.9%)
   Anadarko Petroleum                               8,700          $   297
   Burlington Resources                            24,300              803
   Conoco, Cl B                                    46,000            1,144
   Consolidated Natural Gas                        13,800              896
   EOG Resourses                                   18,100              318
   Exxon Mobil                                      6,852              552
   Halliburton                                      3,900              157
   Niagara Mohawk Holdings*                         7,100               99
   Texaco                                          29,500            1,602
   Unocal                                          20,500              688
                                                                   -------
                                                                     6,556
                                                                   -------
FINANCIALS (9.0%)
   Ace Ltd                                         38,800              647
   American International Group                    14,953            1,617
   AmSouth Bancorp                                 16,801              324
   Associates First Capital                        12,600              346
   Atlantic Richfield                              12,600            1,090
   Bank of America                                  8,442              424
   Bank United, Cl A                                9,600              262
   BB&T                                             4,100              112
   Comerica                                         5,200              243
   Conseco                                         26,300              470
   First Security                                   4,500              115
   Firstar                                          7,300              154
   Fleet Boston Financial                          21,581              751
   Freddie Mac                                     18,500              871
   Mellon Financial                                24,600              838
   PNC Bank                                         9,000              400
   Radian Group                                     7,800              372
   Torchmark                                        8,100              235
   U.S. Bancorp                                    46,200            1,100
   Unumprovident                                   27,600              885
   Washington Mutual                               30,368              790
                                                                   -------
                                                                    12,046
                                                                   -------



--------------------------------------------------------------------------------

                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
HEALTH CARE (10.4%)
   Abbott Laboratories                              9,500          $   345
   American Home Products                          44,000            1,735
   Baxter International                            48,600            3,053
   Becton Dickinson                                 4,100              110
   Bristol-Myers Squibb                            12,800              822
   Cardinal Health                                 43,734            2,094
   Eli Lilly                                       13,800              918
   Health Management
     Associates, Cl A*                              7,700              103
   Healthsouth*                                    35,902              193
   Medtronic                                        6,300              230
   Merck                                           18,400            1,234
   Schering Plough                                 13,700              578
   Tenet Healthcare*                               23,300              548
   Warner Lambert                                  19,900            1,631
   Watson Pharmaceuticals*                          8,600              308
                                                                   -------
                                                                    13,902
                                                                   -------
TECHNOLOGY (26.7%)
   ADC Telecommunications*                         30,200            2,191
   Analog Devices*                                  8,200              763
   BMC Software*                                    9,000              719
   Ceridian*                                       47,300            1,020
   Cisco Systems*                                  35,100            3,760
   Computer Sciences*                               8,100              766
   Comverse Technology*                             4,100              593
   Dell Computer*                                   1,300               66
   EMC*                                            18,300            1,999
   General Instrument*                              4,900              416
   Hewlett Packard                                  9,800            1,117
   Honeywell International                         44,212            2,551
   IBM                                             38,900            4,201
   Intel                                           22,900            1,885
   Lucent Technologies                             35,141            2,629
   Microsoft*                                      48,950            5,715
   Nortel Networks                                  5,400              545
   Sun Microsystems*                               35,200            2,726
   Texas Instruments                               21,800            2,112
                                                                   -------
                                                                    35,774
                                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  December 31, 1999

CAPITAL APPRECIATION FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                SHARES/FACE
                                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
TRANSPORTATION (0.1%)
   Delta Air Lines                                  1,400         $     70
   Southwest Airlines                               6,000               97
                                                                  --------
                                                                       167
                                                                  --------
Total Common Stocks
     (Cost $97,619)                                                122,377
                                                                  --------
PREFERRED STOCKS (1.9%)
COMMUNICATION SERVICES (0.3%)
   Cox Communications,
     CV to 0.8621 shares*                           4,500              438
                                                                  --------
CONSUMER STAPLES (0.7%)
   Suiza Capital Trust II,
     CV to 0.6390 share,
     Callable 04/02/01 @ 51.719                    25,000              856
                                                                  --------
ENERGY (0.9%)
   Apache,
     CV to 0.8197 shares                           20,000              710
   CMS Energy,
     CV to 0.783 shares                            15,600              528
                                                                  --------
                                                                     1,238
                                                                  --------
Total Preferred Stocks
     (Cost $2,625)                                                   2,532
                                                                  --------
CONVERTIBLE BONDS (1.3%)
   Echostar Communications,
     CV to 11.0035 shares,
     4.875%,01/01/07                              $   500              613
   Potomac Electric Power,
     CV to 29.5 shares,
     5.000%,09/01/02                                1,000              973
   Tower Automotive,
     CV to 38.6399 shares,
     5.000%, 08/01/04                                 300              249
                                                                  --------
Total Convertible Bonds
     (Cost $1,715)                                                   1,835
                                                                  --------



--------------------------------------------------------------------------------
                                                  FACE
                                               AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (6.2%)
   Morgan Stanley
     2.95%, dated 12/31/99,
     matures 01/03/00,
     repurchase price $8,315,946
     (collateralized by U.S. Agency
     Obligations: market value
     $8,483,409)                                 $8,316           $  8,316
                                                                  --------
Total Repurchase Agreement
     (Cost $8,316)                                                   8,316
                                                                  --------
Total Investments (100.7%)
   (Cost $110,275)                                                 135,060
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET (-0.7%)                             (988)
                                                                  --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 6,613,954 outstanding
     shares of beneficial interest                                 106,118
   Accumulated net realized gain on
     investments                                                     3,139
   Net unrealized appreciation on
     investments                                                    24,785
   Undistributed net investment income                                  30
                                                                  --------
Total Net Assets (100.0%)                                         $134,072
                                                                  ========
Net Asset Value, Offering and
   Redemption Price Per Share                                       $20.27
                                                                  ========
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
CV -- CONVERTIBLE SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES         VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS (77.9%)
AUSTRALIA (1.9%)
   Broken Hill Proprietary                            216          $     3
   Leighton Holdings                               39,600              153
   National Australia Bank                         12,665              194
                                                                   -------
                                                                       350
                                                                   -------
AUSTRIA (0.9%)
   Erste Bank                                       1,800               80
   Mayr-Melnhof Karton                              2,000               92
                                                                   -------
                                                                       172
                                                                   -------
BELGIUM (0.0%)
   Dexia Belgium-VVPR Strips*                           1               --
                                                                   -------
DENMARK (1.2%)
   Danisco                                          5,700              222
                                                                   -------
FRANCE (8.0%)
   Coflexip Stena Offshore                          2,275              165
   ISIS                                               500               30
   Lafarge                                          3,450              402
   Lagardere S.C.A.                                   200               11
   Rhone-Poulenc                                      600               35
   Suez Lyonnaise des Eaux                          1,660              266
   Technip                                          2,840              291
   Total Fina, Cl B                                 1,900              253
                                                                   -------
                                                                     1,453
                                                                   -------
GERMANY (3.6%)
   Henkel                                           3,680              243
   Metallgesellschaft                              20,250              406
                                                                   -------
                                                                       649
                                                                   -------
GREECE (0.9%)
   Hellenic Telecom Organization                    6,882              164
                                                                   -------
IRELAND (2.7%)
   Bank of Ireland                                 61,389              488
                                                                   -------

--------------------------------------------------------------------------------

                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
ISRAEL (2.2%)
   ECI Telecommunications                          12,970          $   410
                                                                   -------
ITALY (3.9%)
   ENI                                             95,100              523
   Parmalat Finanziaria                            18,700               24
   Saipem                                          44,100              159
                                                                   -------
                                                                       706
                                                                   -------
JAPAN (14.7%)
   Aucnet                                           1,210               73
   East Japan Railway                                  82              442
   Fuji Electric                                   64,000              336
   Fuji Heavy Industries                           39,900              273
   KAO                                              7,300              208
   Kirin Brewery                                   18,000              189
   Matsushita Electric Industrial                  14,000              388
   NEC                                              7,000              167
   Obayashi                                        45,000              213
   Olympus Optical                                 11,000              156
   Sumitomo Heavy Industries                       38,000              104
   Toshiba                                         18,000              137
                                                                   -------
                                                                     2,686
                                                                   -------
NETHERLANDS (3.6%)
   IHC Caland                                       5,005              183
   KPN                                                 46                5
   Nutreco Holdings                                 9,800              302
   Unique International                             8,523              176
                                                                   -------
                                                                       666
                                                                   -------
NEW ZEALAND (1.1%)
   Fernz                                           30,700               70
   Fletcher Challenge Building                     83,145              123
                                                                   -------
                                                                       193
                                                                   -------
NORWAY (4.4%)
   Kvaerner                                         6,100              129


                                                                              11
Amounts designated as "--" are either $0 or have been rounded to $0.

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


INTERNATIONAL EQUITY FUND -- CONCLUDED
--------------------------------------------------------------------------------

                                                   SHARES         VALUE (000)
--------------------------------------------------------------------------------
NORWAY (CONTINUED)
   Petroleum Geo Services ADR*                     16,100          $   286
   Petroleum Geo Services*                         21,500              384
                                                                   -------
                                                                       799
                                                                   -------
PANAMA (0.4%)
   Banco Latinamericano
     de Exportaciones                               3,600               85
                                                                   -------
PHILIPPINES (0.5%)
   Ayala                                          302,000               88
                                                                   -------
SINGAPORE (1.9%)
   Asia Pulp & Paper ADR*                          21,900              172
   Overseas - Chinese Banking                      18,000              166
                                                                   -------
                                                                       338
                                                                   -------
SOUTH AFRICA (0.8%)
   Gold Fields ADR                                  6,800               31
   Gold Fields                                     13,600               65
   Harmony Gold ADR                                 4,600               29
   Harmony Gold                                     4,000               26
                                                                   -------
                                                                       151
                                                                   -------
SOUTH KOREA (0.7%)
   Hite Brewery Limited                             3,100              106
   Pohang Iron & Steel ADR                            800               28
                                                                   -------
                                                                       134
                                                                   -------
SPAIN (2.6%)
   Tabacalera, Cl A                                33,300              476
                                                                   -------
UNITED KINGDOM (21.9%)
   Allied Zurich                                   33,050              390
   Bass                                            20,460              255
   Billiton                                        28,700              170
   Diageo                                          64,066              516
   Glaxo Wellcome                                   6,139              174
   Granada Group                                   22,574              229
   Hanson                                          21,800              183



--------------------------------------------------------------------------------

                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
UNITED KINGDOM (CONTINUED)
   Imperial Tobacco Group                          36,100          $   298
   Invensys                                        62,000              338
   Reckitt & Colman                                22,200              208
   Rolls-Royce                                     85,300              295
   Royal & Sun Alliance Insurance                  47,200              360
   SmithKline Beecham                              18,919              242
   South African Breweries                         28,665              290
   Stagecoach Holdings                             21,000               49
                                                                   -------
                                                                     3,997
                                                                   -------
Total Foreign Common Stocks
     (Cost $13,981)                                                 14,227
                                                                   -------
Total Investments (77.9%)
   (Cost $13,981)                                                  $14,227
                                                                   =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

                                                   SHARES         VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (85.1%)
BASIC MATERIALS (3.2%)
   Stillwater Mining*                              31,300          $   998
                                                                   -------
CAPITAL GOODS (2.0%)
   Herman Miller                                   10,200              235
   L-3 Communications*                              9,400              391
                                                                   -------
                                                                       626
                                                                   -------
COMMUNICATION SERVICES (2.3%)
   Western Wireless, Cl A*                         10,600              708
   Winstar Communications*                             58                4
                                                                   -------
                                                                       712
                                                                   -------
CONSUMER CYCLICALS (12.2%)
   Abercrombie & Fitch, Cl A*                       9,600              256
   Answerthink Consulting Group*                   10,100              346
   Antec*                                           7,600              277
   BJ's Wholesale Club*                            11,700              427
   Harley-Davidson                                  5,600              359
   Men's Wearhouse*                                47,950            1,409
   Outback Steakhouse*                             10,000              259
   Pixar*                                           7,100              251
   Staff Leasing*                                  17,600              167
                                                                   -------
                                                                     3,751
                                                                   -------
CONSUMER STAPLES (11.7%)
   Dial                                            22,900              557
   Flowers Industries                               3,500               56
   Hertz, Cl A                                      9,300              466
   Imax*                                           33,500              917
   Nordstrom                                        6,600              173
   U.S. Foodservice*                               84,400            1,414
                                                                   -------
                                                                     3,583
                                                                   -------
ENERGY (12.9%)
   Apache                                           7,800              288
   BJ Services*                                     4,200              176
   Barrett Resources*                              16,200              477
   Burlington Resources                             8,200              271
   Cooper Cameron*                                  4,500              220
   Ensco International                             14,700              336
   Global Industries*                              11,300               97

------------------------------------------------------------------------
117         509              1
180        868             800       1,451
------------------------------------------------------------------------
ENERGY (CONTINUED)
   Global Marine*                                  12,100          $   201
   Nabors Industries*                              10,700              331
   Potomac Electric Power                          15,100              346
   Precision Drilling*                             26,500              681
   Smith International*                             5,200              258
   Weatherford International*                       7,000              280
                                                                   -------
                                                                     3,962
                                                                   -------
FINANCIALS (9.5%)
   Bank United, Cl A                                8,000              218
   Colonial Bancgroup                              38,700              402
   Dime Bancorp                                    14,800              224
   First Virginia Banks                             7,600              327
   Hibernia, Cl A                                  24,200              257
   North Fork Bancorporation                       22,200              388
   Peoples Heritage Financial Group                19,400              292
   Reliastar Financial                             11,600              455
   Trustmark                                       16,600              359
                                                                   -------
                                                                     2,922
                                                                   -------
HEALTH CARE (5.7%)
   Forest Laboratories*                             7,100              436
   Jones Pharmaceuticals                           15,250              662
   Renal Care*                                     23,400              547
   VISX*                                            2,100              109
                                                                   -------
                                                                     1,754
                                                                   -------
TECHNOLOGY (24.0%)
   Concurrent Computer*                            11,400              213
   Cypress Semiconductor*                          15,800              512
   Flextronics International*                      25,400            1,168
   J.D. Edwards & Company*                         14,300              427
   Iona Technologies*                                 100                5
   Legato Systems*                                  5,400              372
   Luminant Worldwide Corp*                         2,000               91
   Nova*                                           19,187              606
   Parametric Technology*                          12,100              327
   RF Micro Devices*                                4,600              315
   Sanmina*                                         3,700              370
   Sawtek*                                         14,600              972
   Scientific-Atlanta                               7,800              434
   Symbol Technologies                             12,600              801

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


MID-CAP EQUITY FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                 SHARES/FACE
                                                AMOUNT (000)       VALUE (000)
--------------------------------------------------------------------------------
TECHNOLOGY (CONTINUED)
   Vitesse Semiconductor*                           3,900          $   205
   Westinghouse Air Brake                           9,900              176
   Zoran*                                           6,700              374
                                                                   -------
                                                                     7,368
                                                                   -------
TRANSPORTATION (1.6%)
   CNF Transportation                              14,300              493
                                                                   -------
Total Common Stocks
     (Cost $22,327)                                                 26,169
                                                                   -------
PREFERRED STOCKS (5.0%)
   Adelphia Communications,
     CV to 2.4555 shares*                           5,100              959
   Globalstar Telecommunication,
     CV to 1.9263 shares                            6,000              438
   Winstar Communications Inc,
     CV to 16.1391 shares*                            100              135
                                                                   -------
Total Preferred Stocks
     (Cost $1,399)                                                   1,532
                                                                   -------
CONVERTIBLE BONDS (4.9%)
   Affymetrix,
     CV to 8.1301 shares,
     Callable 10/07/02 @ 102.50
     5.000%, 10/01/06                              $  150              223
   Chiron Convertible,
     CV to 34.59 shares,
     Callable 08/16/99 @ 95.08
     1.900%, 11/17/00                                 325              475
   Human Genome,
     CV to 6.9808 shares,
     Callable 12/20/02 @ 102.50
     5.000%, 12/15/06                                 125              150
   Sanmina,
     CV to 11.278 shares,
     Callable 05/06/02 @ 101.70
     4.250%, 05/01/04                                 150              198
   Sepracor,
     CV to 21.111 shares,
     Callable 02/18/01 @ 103.57
     6.250%, 02/15/05                                 215              464
                                                                   -------

--------------------------------------------------------------------------------
                                                    FACE
                                                AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS (CONTINUED)
Total Convertible Bonds
     (Cost $1,090)                                                 $ 1,510
                                                                   -------
REPURCHASE AGREEMENT (3.7%)
   Morgan Stanley
     2.45%, dated 12/31/99,
     matures 01/03/00, repurchase
     price $1,146,308 (collateralized
     by a U.S. Treasury Note:
     market value $1,179,488)                      $1,146            1,146
                                                                   -------
Total Repurchase Agreement
     (Cost $1,146)                                                   1,146
                                                                   -------
Total Investments (98.7%)
   (Cost $25,962)                                                   30,357
                                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.3%)                               387
                                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 2,022,497 outstanding
     shares of beneficial interest                                  23,469
   Accumulated net realized gain on
     investments                                                     2,875
   Net unrealized appreciation on
     investments                                                     4,395
   Undistributed net investment income                                   5
                                                                   -------
Total Net Assets (100.0%)                                          $30,744
                                                                   =======
Net Asset Value, Offering and
   Redemption Price Per Share                                      $ 15.20
                                                                   =======
* NON-INCOME PRODUCING SECURITY
CL -- CLASS
CV -- CONVERTIBLE SECURITY

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




SMALL CAP EQUITY FUND
--------------------------------------------------------------------------------
                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.6%)
BASIC MATERIALS (11.2%)
   Carpenter Technology                             9,400          $   258
   Lilly Industries Incorporated, Cl A             26,200              352
   Quixote                                         10,100              154
   Texas Industries                                 9,200              392
   Wausau-Mosinee Paper                             7,100               83
                                                                   -------
                                                                     1,239
                                                                   -------
CAPITAL GOODS (10.7%)
   American Woodmark                                5,500              133
   BHA Group Holdings                               6,100               48
   Fedders                                          2,100               12
   Fedders Cl A                                     8,000               41
   Gerber Scientific                                9,600              211
   Kaman                                           10,200              131
   Lindberg                                         8,700               67
   LSI Industries                                   8,500              184
   Milacron                                         1,100               17
   Precision Castparts                              7,900              207
   Smith (A.O.)                                     5,900              129
                                                                   -------
                                                                     1,180
                                                                   -------
CONSUMER CYCLICALS (21.5%)
   Bush Industries                                 11,300              194
   CBRL Group                                      16,100              156
   Chemed                                           4,000              114
   Federal Signal                                   8,400              135
   Grey Advertising                                   200               80
   Harman International                            12,400              696
   Interface                                       74,300              427
   Midas                                            5,000              109
   Pep Boys                                        15,100              138
   Phillips Van Heusen                             14,000              116
   Service Experts*                                14,200               83
   Stride Rite                                     20,100              131
                                                                   -------
                                                                     2,379
                                                                   -------



--------------------------------------------------------------------------------
                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
CONSUMER STAPLES (22.0%)
   Bowne & Company                                 11,000          $   149
   Ingles Markets, Cl A                             9,600              107
   Pittston Brink's Group                          28,000              616
   Polaroid                                        28,200              531
   Smucker (J.M.), Cl B                             8,200              133
   Standard Register                                6,400              124
   Universal Foods                                 23,100              471
   Wolverine World Wide                            22,300              244
   York Group                                      14,100               61
                                                                   -------
                                                                     2,436
                                                                   -------
ENERGY (2.9%)
   Fletcher Challenge Energy ADR                    5,200              134
   Pennzoil-Quaker State                           18,000              183
                                                                   -------
                                                                       317
                                                                   -------
FINANCIALS (10.9%)
   Administradora de Fondos de
     Pensiones Provida ADR                          4,100               88
   Banco Latinamericano de
     Exportaciones, Cl E                            3,300               78
   Downey Financial                                 6,000              121
   Klamath First Bancorp                            7,000               83
   Mutual Risk Management                           8,400              141
   PXRE Group                                       7,400               96
   Scottish Annuity & Life                         12,700              104
   Seacoast Banking of Florida                      3,200               92
   Student Loan                                     4,300              214
   West Coast Bancorp                               6,160               83
   Westerfed Financial                              6,500               99
                                                                   -------
                                                                     1,199
                                                                   -------
HEALTH CARE (6.4%)
   Block Drug, Cl A                                 1,107               34
   Interim Services*                               23,950              593
   Vital Signs                                      3,400               78
                                                                   -------
                                                                       705
                                                                   -------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


SMALL CAP EQUITY FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                SHARES/FACE
                                                AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES (1.0%)
   ABM Industries                                   5,400          $   110
                                                                   -------
TECHNOLOGY (1.6%)
   Innovex                                         10,000               94
   Pioneer-Standard Electronics                     5,500               79
                                                                   -------
                                                                       173
                                                                   -------
TRANSPORTATION (5.2%)
   Hunt J B Transportation Services                 6,900               96
   Knightsbridge Tankers Limited                    6,300               85
   Sea Containers                                  14,800              394
                                                                   -------
                                                                       575
                                                                   -------
UTILITIES (3.2%)
   Midcoast Energy Resources                        5,700               95
   Nui                                              7,000              185
   UGI                                              3,800               78
                                                                   -------
                                                                       358
                                                                   -------
Total Common Stocks
     (Cost $11,986)                                                 10,671
                                                                   -------
REPURCHASE AGREEMENT (2.9%)
   Morgan Stanley
     5.25%, dated 12/31/99,
     matures 01/03/00,
     repurchase price $320,990
     (collateralized by an U.S. Treasury
     Note: market value $330,546)                    $321              321
                                                                   -------
Total Repurchase Agreement
     (Cost $321)                                                       321
                                                                   -------
Total Investments (99.5%)
   (Cost $12,307)                                                   10,992
                                                                   -------
OTHER ASSETS AND LIABILITIES, NET (0.5%)                                55
                                                                   -------



--------------------------------------------------------------------------------

                                                                 VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 1,386,363
     outstanding shares of beneficial interest                     $14,071
   Accumulated net realized loss on
     investments                                                    (1,726)
   Net unrealized depreciation on
     investments                                                    (1,315)
   Undistributed net investment income                                  17
                                                                   -------
Total Net Assets (100.0%)                                          $11,047
                                                                   =======

Net Asset Value, Offering and Redemption
   Price Per Share                                                   $7.97
                                                                   =======
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
COMMON STOCKS (91.6%)
BASIC MATERIALS (5.5%)
   Allegheny Technologies                          38,700          $   868
   B.F. Goodrich                                   42,100            1,158
   Boise Cascade                                   30,800            1,247
   Consolidated Papers                             14,800              471
   Hercules                                        39,300            1,095
   Rohm & Haas                                     19,300              785
                                                                   -------
                                                                     5,624
                                                                   -------
CAPITAL GOODS (15.6%)
   Cooper Industries                               38,200            1,545
   Crown Cork & Seal                               27,500              615
   Emerson Electric                                30,300            1,738
   General Dynamics                                21,300            1,124
   Harris                                          29,100              777
   Hubbell, Cl B                                   38,900            1,060
   Minnesota Mining & Manufacturing                13,500            1,321
   National Service Industries                     40,500            1,195
   Northrop Grumman                                21,000            1,135
   Pactiv*                                         44,300              471
   Pall                                            38,700              834
   Perkinelmer                                     30,600            1,276
   Sonoco Products                                 52,800            1,201
   Thomas & Betts                                  25,800              822
   W.W. Grainger                                   15,800              755
                                                                   -------
                                                                    15,869
                                                                   -------
COMMUNICATION SERVICES (8.1%)
   Alltel                                          10,900              901
   AT&T                                            39,500            2,005
   GTE                                             40,300            2,844
   SBC Communications                              40,100            1,955
   Sprint                                           8,300              559
                                                                   -------
                                                                     8,264
                                                                   -------
CONSUMER CYCLICALS (9.5%)
   Albertson's                                     45,700            1,474
   American Greetings, Cl A                        36,300              858
   Dana                                            36,000            1,078
   Genuine Parts                                   42,700            1,059

--------------------------------------------------------------------------------

                                                   SHARES        VALUE (000)
--------------------------------------------------------------------------------
CONSUMER CYCLICALS (CONTINUED)
   H&R Block                                       18,600          $   814
   J.C. Penney                                     25,400              506
   Masco                                           78,400            1,989
   Ryder                                           42,000            1,026
   Stanley Works                                   29,800              898
                                                                   -------
                                                                     9,702
                                                                   -------
CONSUMER STAPLES (15.1%)
   Bestfoods                                       49,100            2,581
   ConAgra                                        107,300            2,421
   Dean Foods                                      15,900              632
   Flowers Industries                              41,900              668
   Fort James Corp.                                27,300              747
   Fortune Brands                                  37,000            1,223
   H.J. Heinz                                      28,600            1,139
   International Flavors & Fragrances              49,100            1,854
   Kimberly Clark                                  36,300            2,369
   Newell Rubbermaid                               36,200            1,050
   Wallace Computer Services                       40,700              677
                                                                   -------
                                                                    15,361
                                                                   -------
ENERGY (6.5%)
   Conoco, Cl B                                    91,372            2,273
   Exxon Mobil                                     12,100              975
   Montana Power                                   10,900              393
   Texaco                                          36,500            1,982
   Unocal                                          28,200              946
                                                                   -------
                                                                     6,569
                                                                   -------
FINANCIALS (19.0%)
   Allstate                                        73,500            1,764
   American Financial Group                        27,800              733
   American General                                15,800            1,199
   AmSouth Bancorp                                 61,404            1,186
   Bank of America                                 45,900            2,304
   Bank One                                        16,300              523
   Fleet Boston Financial                          46,729            1,627
   Hibernia, Cl A                                  59,000              627
   KeyCorp                                         27,800              615
   Paine Webber Group                              36,700            1,424

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


VALUE INCOME STOCK FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                SHARES/FACE
                                                AMOUNT (000)     VALUE (000)
--------------------------------------------------------------------------------
FINANCIALS (CONTINUED)
   PNC Bank                                        34,400          $ 1,531
   Reliastar Financial                             22,600              886
   Summit Bancorp                                  38,900            1,191
   Torchmark                                       36,400            1,058
   U.S. Bancorp                                    22,800              543
   Union Planters                                  22,036              869
   Unumprovident                                   39,500            1,266
                                                                   -------
                                                                    19,346
                                                                   -------
HEALTH CARE (7.2%)
   American Home Products                          35,400            1,396
   Bausch & Lomb                                   13,700              938
   Baxter International                            54,600            3,430
   Pharmacia Upjohn ADR                            35,700            1,606
                                                                   -------
                                                                     7,370
                                                                   -------
TECHNOLOGY (2.2%)
   IBM                                             20,200            2,182
                                                                   -------
UTILITIES (2.9%)
   GPU                                             25,300              757
   Questar                                         58,700              880
   Scana                                           48,300            1,298
                                                                   -------
                                                                     2,935
                                                                   -------
Total Common Stocks
     (Cost $100,532)                                                93,222
                                                                   -------
REPURCHASE AGREEMENT (8.3%)
   Morgan Stanley
     2.95%, dated 12/31/99, matures
     01/03/00, repurchase price
     $8,404,169 (collateralized by
     U.S. Agency Obligations:
     market value $8,597,949)                     $ 8,404            8,404
                                                                   -------
Total Repurchase Agreement
     (Cost $8,404)                                                 $ 8,404
                                                                   -------
--------------------------------------------------------------------------------

                                                                 VALUE (000)
--------------------------------------------------------------------------------
Total Investments (99.9%)
   (Cost $108,936)                                                $101,626
                                                                  --------
OTHER ASSETS AND LIABILITIES, NET (0.1%)                               115
                                                                  --------
NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 7,690,109
     outstanding shares of beneficial interest                     104,685
   Accumulated net realized gain on
     investments                                                     4,164
   Net unrealized appreciation on
     investments                                                    (7,310)
   Undistributed net investment income                                 202
                                                                  --------
Total Net Assets (100.0%)                                         $101,741
                                                                  ========
Net Asset Value, Offering and Redemption
   Price Per Share                                                  $13.23
                                                                  ========
* NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------




INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
                                                    FACE
                                                AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (24.0%)
   U.S. Treasury Bonds
     7.500%, 11/15/16                              $1,200          $ 1,284
     8.750%, 08/15/20                                 500              606

   U.S. Treasury Notes
     6.000%, 08/15/09                               3,225            3,124
     6.125%, 08/15/29                                 220              210
                                                                   -------
Total U.S. Treasury Obligations
     (Cost $5,362)                                                   5,224
                                                                   -------
CORPORATE OBLIGATIONS (65.3%)
FINANCE (48.1%)
   Aon
     6.900%, 07/01/04                                 650              638
   Aristar Inc
     7.250%, 06/15/06                                 500              487
   Associates
     6.250%, 11/01/08                                 450              416
   Bank of America
     6.625%, 06/15/04                                 400              390
   Cit Group Holdings
     6.500%, 06/14/02                                 350              345
   Conseco
     6.400%, 06/15/01                                 450              442
     8.500%, 10/15/02                                 425              431
     6.800%, 06/15/05                                 350              325
   Countrywide Home Loan
     6.850%, 06/15/04                                 300              294
   Countrywide Home Loan, MTN
     6.510%, 02/11/05                                 300              285
   Donaldson Lufkin Jenrette, MTN
     6.150%, 05/04/04                                 200              189
   Finova Capital
     7.250%, 07/12/06                                 500              491
   Finova Capital, MTN
     7.300%, 09/22/03                                 550              545
   Ford Motor Credit
     6.125%, 04/28/03                                 750              726



--------------------------------------------------------------------------------
                                                    FACE
                                                AMOUNT (000)      VALUE (000)
--------------------------------------------------------------------------------
FINANCE (CONTINUED)
   General Electric Capital, Ser A, MTN
     6.267%, 07/23/03                              $  750          $   730
     6.810%, 11/03/03                                 300              297
   Great Western Financial
     8.600%, 02/01/02                                 140              143
   Heller Financial, Ser I, MTN
     6.500%, 07/22/02                                 500              491
   Household Finance
     7.200%, 07/15/06                                 450              440
   Paine Webber Group, Ser C, MTN
     6.020%, 04/22/02                                 500              484
   Provident
     7.000%, 07/15/18                                 550              478
   Salomon
     7.300%, 05/15/02                                 100              100
   Salomon Smith Barney
     6.250%, 01/15/05                                 250              236
   Reliastar Financial
     8.000%, 10/30/06                                 250              252
     6.500%, 11/15/08                                 350              320
   Wachovia
     5.625%, 12/15/08                                 250              220
   Washington Mutual
     7.500%, 08/15/06                                 250              247
                                                                   -------
                                                                    10,442
                                                                   -------
INDUSTRIAL (13.6%)
   AT&T
     6.500%, 03/15/29                                 425              363
   Cooper Tire & Rubber
     7.750%, 12/15/09                                 400              390
   Dow Chemical
     7.375%, 11/01/29                                 175              168
   Dillards
     6.430%, 08/01/04                                 450              423
   Marriot International
     7.875%, 09/15/09                                 250              246
   Philip Morris
     7.500%, 04/01/04                                 150              147

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


INVESTMENT GRADE BOND FUND -- CONCLUDED
--------------------------------------------------------------------------------
                                                    FACE
                                                 AMOUNT (000)    VALUE (000)
--------------------------------------------------------------------------------
INDUSTRIAL (CONTINUED)
   Procter & Gamble
     6.875%, 09/15/09                              $  200          $   196
   Sprint Capital
     6.900%, 05/01/19                                 400              364
   Times Mirror
     7.450%, 10/15/09                                 175              173
   Wal-Mart Stores
     6.875%, 08/10/09                                 500              487
                                                                   -------
                                                                     2,957
                                                                   -------
UTILITIES (3.6%)
   Florida Power & Light
     5.875%, 04/01/09                                 550              493
   Trans-Canada Pipelines
     7.150%, 06/15/06                                 300              291
                                                                   -------
                                                                       784
                                                                   -------
Total Corporate Obligations
     (Cost $14,639)                                                 14,183
                                                                   -------
U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS (8.5%)
   FHLMC
     5.750%, 03/15/09                                 875              799
   FNMA
     6.250%, 05/15/29                               1,175            1,049
                                                                   -------
Total U.S. Agency Mortgage-Backed
     Obligations (Cost $1,875)                                       1,848
                                                                   -------
REPURCHASE AGREEMENT (0.6%)
   Morgan Stanley
     5.25%, dated 12/31/99,
     matures 01/03/00,
     repurchase price $130,801
     (collateralized by an U.S.
     Treasury Note: market value
     $134,694)                                        131              131
                                                                   -------
Total Repurchase Agreement
     (Cost $131)                                                       131
                                                                   -------
--------------------------------------------------------------------------------

                                                                 VALUE (000)
--------------------------------------------------------------------------------
Total Investments (98.4%)
   (Cost $22,007)                                                  $21,386
                                                                   -------
OTHER ASSETS AND LIABILITIES, NET (1.6%)                               347
                                                                   -------
NET ASSETS:
   Portfolio Shares (unlimited authorization
     -- no par value) based on 2,232,687
     outstanding shares of beneficial interest                      22,767
   Accumulated net realized loss on
     investments                                                      (413)
   Net unrealized depreciation on
     investments                                                      (621)
                                                                   -------
Total Net Assets (100.0%)                                          $21,733
                                                                   =======
Net Asset Value, Offering and Redemption
   Price Per Share                                                   $9.73
                                                                   =======

FHLMC -- FEDERAL HOME LOAN MORTGAGE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999

                                                                                    ----------       -------------      ------------
                                                                                      GROWTH         INTERNATIONAL        QUALITY
                                                                                    AND INCOME          EQUITY          GROWTH STOCK
                                                                                     FUND (1)            FUND             FUND (1)
                                                                                    ----------       -------------      ------------
Assets:
   Investments at Market Value (Cost $--, $13,981 and $--respectively) ............   $   --           $14,227              $  --
   Cash ...........................................................................       10               781                 10
   Foreign Currency (Cost $--, $3,243 and $-- respectively) .......................       --             3,237                 --
   Receivable for Investment Securities Sold ......................................       --               488                 --
   Receivable for Portfolio Shares Purchased ......................................       --                19                 --
   Other Assets ...................................................................       --                58                 --
                                                                                      ------           -------              -----
   Total Assets ...................................................................       10            18,810                 10
                                                                                      ------           -------              -----
Liabilities:
   Payable for Investment Securities Purchased ....................................       --               429                 --
   Payable for Portfolio Shares Redeemed ..........................................       --                78                 --
   Accrued Expenses ...............................................................       --                31                 --
   Other Liabilities ..............................................................       --                 4                 --
                                                                                      ------           -------              -----
   Total Liabilities ..............................................................       --               542                 --
                                                                                      ------           -------              -----
Net Assets:
   Portfolio Shares (unlimited authorization -- no par value) based on 1,010,
     1,311,236, 1,010, respectively, outstanding shares of
     beneficial interest ..........................................................       10            15,183                 10
   Undistributed net investment income ............................................       --               149                 --
   Accumulated net realized gain on investments ...................................       --             2,847                 --
   Accumulated net realized loss on foreign currency transactions .................       --              (148)                --
   Net unrealized depreciation on forward foreign currency contracts, foreign currency, and translation of other assets
     and liabilities in foreign currency ..........................................       --                (9)                --
   Net unrealized appreciation on investments .....................................       --               246                 --
                                                                                      ------           -------             ------
Total Net Assets ..................................................................      $10           $18,268                $10
                                                                                      ======           =======             ======
Net Asset Value, Offering and Redemption Price Per Share ..........................   $10.00            $13.93             $10.00
                                                                                      ======           =======             ======

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations December 30, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST FOR THE YEAR ENDED DECEMBER 31, 1999

                                                                                              QUALITY             VALUE
                                            CAPITAL        GROWTH    INTERNATIONAL  MID-CAP   GROWTH  SMALL CAP  INCOME  INVESTMENT
                                          APPRECIATION   AND INCOME     EQUITY       EQUITY   STOCK    EQUITY     STOCK     GRADE
                                              FUND         FUND (1)      FUND         FUND    FUND (1)  FUND      FUND    BOND FUND
                                          ------------   ----------  ------------   --------  -------- -------- -------- ----------
Investment Income:
   Interest Income                            $  465      $ --        $   36         $  72     $ --     $   12   $  547   $ 1,360
   Dividend Income                             1,188        --           366           202       --        271    2,548        --
   Less: Foreign Taxes Withheld                   --        --           (27)           --       --         (1)      --        --
                                             -------      ----        ------         -----     ----     ------   ------   -------
       Total Investment Income                 1,653        --           375           274       --        282    3,095     1,360
                                             -------      ----        ------         -----     ----     ------   ------   -------
Expenses:
   Investment Advisory Fees                    1,408        --           232           331       --        134      853       159
   Less: Investment Advisory
     Fees Waived                                (252)       --           (73)         (100)      --        (73)      (8)      (94)
   Administrator Fees                             62        --            75            62       --         62       62        62
   Custody Fees                                   48        --            30             7       --          3       30         8
   Transfer Agent Fees                            34        --             4             8       --          3       25         4
   Professional Fees                              60        --             6            11       --          5       26        10
   Trustee Fees                                    5        --             1             1       --         --        3         1
   Registration Fees                               6        --            --            --       --         --        4         1
   Printing Expenses                              26        --             3             5       --          2        8         5
   Pricing Fees                                    3        --            15             1       --         --        2         1
   Insurance and Other Fees                        4        --            --             1       --          1        4         1
   Amortization of Deferred
     Organization Costs                            4        --             3             4       --          2        4         4
                                             -------      ----         -----         -----     ----     ------  -------   -------
       Total Expenses                          1,408        --           296           331       --        139    1,013       162
                                             -------      ----         -----         -----     ----     ------  -------   -------
         Net Investment Income (Loss)            245        --            79           (57)      --        143    2,082     1,198
                                             -------      ----         -----         -----     ----     ------  -------   -------
   Net Realized Gain (Loss) on
     Securities Sold                           4,287        --         2,891         2,943       --     (1,194)   4,217      (403)
   Net Realized Loss on Foreign
     Currency Transactions                        --        --          (121)           --       --         --       --        --
   Net Change in Unrealized Appreciation
     (Depreciation) on Investments             5,562        --        (1,281)          789       --        349   (9,964)   (1,128)
   Net Change in Unrealized Depreciation
     on Forward Currency Contracts,
     Foreign Currency, and Translation
     of Other Assets and Liabilities
     in Foreign Currency                          --        --           (11)           --       --         --       --        --
                                             -------      ----        ------       -------     ----     ------  -------   -------
         Net Realized and Unrealized
           Gain (Loss) on Investments
           and Foreign Currency                9,849        --         1,478         3,732       --       (845)  (5,747)   (1,531)
                                             -------      ----        ------      --------     ----     ------  -------   -------
Increase (Decrease) in Net Assets
   from Operations                           $10,094      $ --        $1,557        $3,675     $ --     $ (702) $(3,665)  $  (333)
                                             =======      ====        ======      ========     ====     ======  =======   =======


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on December 30, 1999.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST

                                                              CAPITAL APPRECIATION   GROWTH AND      INTERNATIONAL
                                                                      FUND           INCOME FUND       EQUITY FUND
                                                              --------------------   -----------   ---------------------
                                                              01/01/99-   01/01/98-  12/30/99 (1)-  01/01/99-   01/01/98-
                                                              12/31/99    12/31/98     12/31/99     12/31/99    12/31/98
                                                              --------    --------   ------------   --------  ----------
Investment Activities:
   Net Investment Income (Loss)                                $   245   $    356     $     --     $     79    $   108
   Net Realized Gain (Loss) on Investments and
     Foreign Currency Transactions                               4,287      7,815           --        2,770        255
   Net Change in Unrealized Appreciation (Depreciation)
     on Investments                                              5,562     12,917           --       (1,281)     1,029
   Net Change in Unrealized Appreciation (Depreciation)
     on Forward Foreign Currency Contracts, Foreign
     Currency, and Translation of Other Assets and
     Liabilities in Foreign Currency                                --         --           --          (11)         2
                                                               --------  --------     --------     --------   --------
   Increase (Decrease) in Net Assets Resulting from
     Operations                                                  10,094    21,088           --        1,557      1,394
                                                               --------  --------     --------     --------   --------
Distributions to Shareholders:

   Net Investment Income                                           (275)     (356)          --          (93)       (21)
   Capital Gains                                                 (8,721)   (8,084)          --         (271)      (113)
                                                               --------  --------     --------     --------   --------
   Total Distributions                                           (8,996)   (8,440)          --         (364)      (134)
                                                               --------  --------     --------     --------   --------
Capital Transactions:
   Proceeds from Shares Issued                                   24,657    26,149           10        2,079      5,290
   Reinvestment of Cash Distributions                             8,996     8,440           --          364        134
   Cost of Shares Repurchased                                    (6,239)   (3,554)          --       (4,294)    (1,605)
                                                               --------  --------     --------     --------   --------
   Increase (Decrease) in Net Assets from
     Capital Transactions                                        27,414    31,035           10       (1,851)     3,819
                                                               --------  --------     --------     --------   --------
   Total Increase (Decrease) in Net Assets                       28,512    43,683           10         (658)     5,079
                                                               --------  --------     --------     --------   --------
Net Assets:
   Beginning of Period                                          105,560    61,877           --       18,926     13,847
                                                               --------  --------     --------     --------   --------
   End of Period                                               $134,072  $105,560     $     10      $18,268    $18,926
                                                               ========  ========     ========     ========   ========
Shares Issued and Redeemed:
   Shares Issued                                                  1,202     1,374            1          156        406
   Shares Issued in Lieu of Cash Distributions                      460       510           --           27         11
   Shares Redeemed                                                 (314)     (200)          --         (322)      (134)
                                                               --------  --------     --------     --------   --------
   Net Share Transactions                                         1,348     1,684            1         (139)       283
                                                               ========  ========     ========     ========   ========

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on December 30, 1999.

      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                    MID-CAP          QUALITY GROWTH          SMALL CAP                VALUE INCOME             INVESTMENT GRADE
                  EQUITY FUND          STOCK FUND           EQUITY FUND                STOCK FUND                 BOND FUND
            --------------------   ----------------   --------------------       --------------------      -------------------------
            01/01/99-  01/01/98-    12/30/99 (1)-     01/01/99-  01/01/98-       01/01/99-  01/01/98-      01/01/99-   01/01/98-
            12/31/99   12/31/98       12/31/99        12/31/99   12/31/98        12/31/99   12/31/98       12/31/99    12/31/98
            --------   ---------    ------------      ---------  ---------       ---------  ---------      ---------   ---------

         $    (57)    $   (80)        $   --         $   143     $  143         $ 2,082     $ 1,696        $ 1,198     $   752

            2,943         485             --          (1,194)      (532)          4,217       8,551           (403)        268

              789       1,389             --             349     (1,561)         (9,964)     (2,853)        (1,128)        251



               --          --             --              --         --              --          --             --          --
          -------     -------         ------         -------    -------        --------     -------        -------     -------

            3,675       1,794             --            (702)    (1,950)         (3,665)      7,394           (333)      1,271
          -------     -------         ------         -------    -------        --------     -------        -------     -------


               --          --             --            (146)      (143)         (2,105)     (1,696)        (1,196)       (754)
             (475)     (2,305)            --              --         --          (8,555)     (6,777)          (262)         --
          -------     -------         ------         -------    -------        --------     -------        -------     -------
             (475)     (2,305)            --            (146)      (143)        (10,660)     (8,473)        (1,458)       (754)
          -------     -------         ------         -------    -------        --------     -------        -------     -------

            1,583       7,168             10           1,442      8,463          12,332      23,136          7,882       9,749
              475       2,305             --             146        143          10,660       8,473          1,458         755
           (5,589)     (1,800)            --          (2,838)      (931)         (5,685)     (4,518)        (5,052)     (1,687)
          -------     -------         ------         -------    -------        --------     -------        -------     -------

           (3,531)      7,673             10          (1,250)     7,675          17,307      27,091          4,288       8,817
          -------     -------         ------         -------    -------        --------     -------        -------     -------
             (331)      7,162             10          (2,098)     5,582           2,982      26,012          2,497       9,334
          -------     -------         ------         -------    -------        --------     -------        -------     -------

           31,075      23,913             --          13,145      7,563          98,759      72,747         19,236       9,902
          -------     -------         ------         -------    -------        --------     -------        -------     -------
          $30,744     $31,075         $   10         $11,047    $13,145        $101,741     $98,759        $21,733     $19,236
          =======     =======         ======         =======    =======        ========     =======        =======     =======

              117         509              1             180        868             800       1,451            772         936
               35         216             --              19         16             734         622            146          72
             (420)       (145)            --            (363)      (107)           (392)       (307)          (504)       (161)
          -------     -------         ------         -------    -------        --------     -------        -------      ------
             (268)        580              1            (164)       777           1,142       1,766            414         847
          =======     =======         ======         =======    =======        ========     =======        =======      ======



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999


1. Organization

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with eight funds: the Capital Appreciation Fund, (formerly Capital Growth Fund), the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Equity Fund, the Value Income Stock Fund (collectively "the Equity Funds") and the Investment Grade Bond Fund. The Growth and Income Fund and Quality Growth Stock Fund commenced operations on December 30, 1999. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Fund's prospectus provides a description of each Fund's investment objective, policies and strategies.


2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION -- Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are valued at the last quoted sales price, if readily available for such equity securities, on each business day. If there is no such reported sale, these securities, and unlisted securities for which market quotations are readily available, are valued at the most recently quoted bid price. Foreign securities in the International Equity Fund are valued based upon quotations from the primary market in which they are traded.

     Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less until maturity may be valued either at the most recently quoted bid price or at their amortized cost.

     Securities for which market quotations are not readily available are valued at fair value as determined in good faith by, or in accordance with procedures approved by, the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period. Purchase discounts and premiums on securities are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the repurchase agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

--------------------------------------------------------------------------------





     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day. It is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares. The offering price per share for the shares of the Investment Grade Bond and Equity Funds is the net asset value per share.

     FOREIGN CURRENCY TRANSACTIONS -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     [Bullet] market value of investment securities, assets and liabilities at the current rate of exchange; and

     [Bullet] purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Equity Fund reports certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

     OTHER -- Distributions from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Distributions from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Quality Growth Stock Fund, the Small Cap Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Distributions from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

     In accordance with the Statement of Position 93-2, the International Equity Fund and Mid-Cap Equity Fund reclassed $44,686 and $56,636, respectively, from Accumulated Net Realized Gain on Investments to Undistributed Net Investment Income in the Statement of Assets and Liabilities and the Statement of Net Assets, respectively. This reclassification, which has no impact on the net asset value of the Funds, is primarily attributable to net operating losses and differences in the computation of distributable income under Federal income tax rules versus generally accepted accounting principles.

     Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

     USE OF ESTIMATES -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

3. Administration and Distribution Agreements

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an administration agreement (the "Administration Agreement") dated August 18, 1995 as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement the Administrator is entitled to a fee, subject to a minimum, (expressed as a percentage of the combined average daily net assets of the Trust and the STI

NOTES TO FINANCIAL STATEMENTS (Concluded)
--------------------------------------------------------------------------------

STI CLASSIC VARIABLE TRUST  DECEMBER 31, 1999

Classic Funds) of: .12% up to $1 billion, .09% on the next $4 billion, .07% on the next $3 billion, .065% on the next $2 billion, and .06% for over $10 billion.

The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995 under which Federated Services Company provides transfer agency services to the Trust.

The Trust and SEI Investments Distribution Co. ("the Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

4. Investment Advisory Agreement

Investment advisory services are provided to the Trust by STI Capital
 Management, N.A. ("STI Capital"), and Trusco Capital Management, Inc. ("Trusco"). Under the terms of the investment advisory agreements, STI Capital is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .74%, 1.15%, .80%, 1.15%, 1.15% and 1.25% of the average daily net assets of the Investment Grade Bond Fund, Capital Appreciation Fund, Value Income Stock Fund, Mid-Cap Equity Fund, Small Cap Equity Fund and International Equity Fund, respectively. Trusco is entitled to receive a fee from the Fund, computed daily and paid monthly, at an annual rate of .90% and 1.00% of the average daily net assets of the Growth and Income Fund and Quality Growth Stock Fund, respectively. STI Capital and Trusco have voluntarily agreed to waive all or a portion of their fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

SunTrust Bank, Atlanta acts as Custodian for all the Funds except the International Equity Fund which has a custodian agreement with the Bank of New York. Fees of the Custodian are paid on the basis of net assets. The Custodian plays no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

5. Organizational Costs and Transactions with Affiliates

In April 1998, the AICPA issued Statement of Position (SOP) No. 98-5, "Reporting on the Costs of Start-Up Activities." This SOP provides guidance on the financial reporting of start-up costs and organization costs and requires costs of start-up activities and organization costs to be expensed as incurred. Investment companies that began operations prior to June 30, 1998 can adopt the SOP prospectively. Therefore, previously capitalized costs will continue to be amortized over a period of sixty months. Any future start-up organization costs will be expensed as incurred. The Trust incurred organizational costs of approximately $55,566 which include legal fees of approximately $44,153 for organization work performed by a law firm of which two officers of the Trust are partners. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational cost in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption.

Certain officers of the Trust are also officers of the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The Fund has entered into an agreement with SEI Investments to manage the investments of repurchase agreements for the Funds. For its services the Liquidity Desk received $11,769.62 for the year ended December 31, 1999.

6. Investment Transactions

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the year ended December 31, 1999 were as follows:

--------------------------------------------------------------------------------



                                               U.S. GOVT.       U.S. GOVT.
                          PURCHASES   SALES    PURCHASES         SALES
                            (000)     (000)     (000)            (000)
                           --------  -------  ----------      ---------
Capital Appreciation Fund $208,117   $189,716   $    --       $    --
Growth and Income Fund ..       --         --        --            --
International Equity Fund   35,196     40,328        --            --
Mid-Cap Equity Fund .....   33,545     36,588        --            --
Quality Growth Stock Fund       --         --        --            --
Small Cap Equity Fund ...    7,209      8,537        --            --
Value Income Stock Fund .   87,033     76,282        --            --
Investment Grade
   Bond Fund ............   19,581     12,033    34,560        36,506

At December 31, 1999, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Investment Grade Bond and Equity Funds at December 31, 1999 was as follows:

                                                              NET UNREALIZED
                               APPRECIATED   DEPRECIATED       APPRECIATION/
                               SECURITIES     SECURITIES      (DEPRECIATION)
                                  (000)         (000)             (000)
                                --------      ----------       ----------
Capital Appreciation Fund       $31,474     $  (6,689)           $24,785
Growth and Income Fund ..            --            --                 --
International Equity Fund           893          (647)               246
Mid-Cap Equity Fund .....         5,949        (1,554)             4,395
Quality Growth Stock Fund            --            --                 --
Small Cap Equity Fund ...           616        (1,932)            (1,316)
Value Income Stock Fund .         5,874       (13,184)            (7,310)
Investment Grade Bond Fund            9          (630)              (621)

The Funds had capital loss carryforwards at December 31, 1999 as follows:

                                 CAPITAL
                                CARRYOVER      EXPIRES      EXPIRES
                                12/31/99         2006         2007
                                  (000)          (000)        (000)
                                 --------    ----------    ----------
Small Cap Equity Fund ...         1,721           517         1,204
Investment Grade Bond Fund          383            --           383

For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

The Capital Appreciation Fund and the Value Income Fund had cumulative wash sales at December 31, 1999 amounting to $1,333,000 and $371,000, respectively. These wash sale losses cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.


7. Concentration of Credit Risk

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S & P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.


8. Consents of Sole Shareholder

On December 29, 1999, the sole shareholder of the Growth and Income Fund (the "Fund") approved the following appointments: SEI Investments Mutual Funds Services to serve as administrator of the Fund, Trusco Capital Management, Inc. to serve as investment advisor to the assets of the Fund and SEI Investments Distribution Co. to serve as distributor of the shares of the Fund.

On December 29, 1999, the sole shareholder of the Quality Growth Stock Fund (the "Fund") approved the following appointments: SEI Investments Mutual Funds Services to serve as administrator of the Fund, Trusco Capital Management, Inc. to serve as investment advisor to the assets of the Fund and SEI Investments Distribution Co. to serve as distributor of the shares of the Fund.

                           NOTICE TO SHAREHOLDERS                      Unaudited
                                     OF
                           STI CLASSIC VARIABLE TRUST



For shareholders that do not have a December 31, 1999 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 1999 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 1999, each portfolio is designating the following items with regard to distributions paid during the year:

                                             LONG TERM
                                             (20% RATE)     ORDINARY
                                          CAPITAL GAIN       INCOME       TAX-EXEMPT           TOTAL       QUALIFYING
FUND                                      DISTRIBUTION    DISTRIBUTIONS    INTEREST        DISTRIBUTIONS  DIVIDENDS (1)
--------                                  ------------     ------------    ----------      ------------   ------------
Capital Appreciation Fund                      21.82%        78.18%           0.00%          100.00%          0.78%
Growth and Income Fund                          0.00%         0.00%           0.00%            0.00%          0.00%
International Equity Fund                      74.34%        25.66%           0.00%          100.00%          0.00%
Mid-Cap Equity Fund                           100.00%         0.00%           0.00%          100.00%          0.00%
Quality Growth Stock Fund                       0.00%         0.00%           0.00%            0.00%          0.00%
Small Cap Equity Fund                           0.00%       100.00%           0.00%          100.00%         92.91%
Value Income Stock Fund                        28.54%        71.46%           0.00%          100.00%         53.80%
Investment Grade Bond Fund                      2.01%        97.99%           0.00%          100.00%          0.00%


(1) Qualifying dividends represent dividends which qualify for the corporate dividends deduction.

          REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees of STI Classic Variable Trust:



We have audited the accompanying statements of net assets of the Capital Appreciation, Mid-Cap Equity, Small Cap Equity, Value Income, and Investment Grade Bond Funds, and the statement of assets and liabilities of the Growth and Income, International Equity, and Quality Growth Stock Funds, including the schedule of investments of the International Equity Fund, of STI Classic Variable Trust (the "Trust") as of December 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and the application of alternative auditing procedures with respect to unsettled securities transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation, Growth and Income, International Equity, Mid-Cap Equity, Quality Growth Stock, Small Cap Equity, Value Income Stock, and Investment Grade Bond Funds of STI Classic Variable Trust as of December 31, 1999, the results of their operations for the periods presented, the changes in their net assets, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.





ARTHUR ANDERSEN LLP



Philadelphia, Pennsylvania
February 11, 2000

                          STI CLASSIC VARIABLE TRUST
                           PART C: OTHER INFORMATION
                        Post-Effective Amendment No. 9


Item 23.  Exhibits:


(a) Agreement and Declaration of Trust of the Registrant is filed herewith.

(b)      By-Laws of the Registrant are filed herewith.
(c)      Not applicable.

(d)(1) Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated August 18, 1995 - incorporated by reference to
         Exhibit 5 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(d)(2) Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated December 23, 1999 is filed herewith.

(d)(3) Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated October 22, 1997 is filed herewith.

(e) Distribution Agreement between the Registrant and SEI Financial Services Company, dated August 18, 1995 - incorporated by reference to
         Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(f)      Not applicable.

(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated August 18, 1995 - incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.

(g)(2)   Custody Agreement with Bank of New York - incorporated by reference to
         Exhibit 8(b) of Post-Effective Amendment No. 2 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-018468 on August 21, 1996.
(g)(3) Third Amendment to Custodian Agreement dated October 10, 1996 - incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(g)(4) Fourth Amendment to Custodian Agreement dated May 6, 1997 -incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation, dated August 18, 1995, as amended November 9, 1997 - incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(h)(2) Form of Participation Agreement among the Registrant, SEI Financial Services Company, Glenbrook Life and Annuity Company, dated October 2, 1995 -incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.

(h)(3) Agreement for Shareholder Recordkeeping between the Registrant and Federated Services Company, dated August 2, 1995 - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
(h)(4) Amended Schedule to the Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 19, 1996 - incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.

(i)      Opinion of Counsel is filed herewith.

(j) Consent of Arthur Andersen LLP, independent public accountants is filed herewith.
(k)      Not applicable.
(l)      Not applicable.
(m)      Not applicable.

(n)      Not applicable.
(o)      Not applicable.

(p)(1)   Code of Ethics for SEI Investments Company is filed herewith.
(P)(2) Code of Ethics for Trusco Capital Management - incorporated by reference to Exhibit (p)(4) of Post- Effective Amendment No. 35 to STI Classic Funds' Statement filed with the SEC via EDGAR Accession No.0000916641-00-000365 on March 28, 2000.
(q) Powers of attorney -incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 8 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-99-002727 on October 29,
         1999.

_____________________________

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 25.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                              Name of                         Connection with
         Name                              Other Company                       Other Company
         ----                              -------------                      ---------------
STI Capital Management, N.A.

Larry M. Cole                                  --                                   --
Managing Director, Client Service

L. Earl Denney                                 --                                   --
Managing Director, Fixed Income

Hunting Deutsch                                --                                   --
Member, Board of Directors

Anthony R. Gray                                --                                   --
chief Executive Officer

Elliott A. Perny                               --                                   --
Managing Director, Mid-Cap
Equity

Andre B. Prawoto                               --                                   --
Managing Director, Marketing,
Operations and Compliance

Jonathan D. Rich                               --                                   --
Member, Board of Directors

Mills A. Riddick                               --                                   --
Managing Director, Value Equity

Ronald H. Schwartz                             --                                   --
Managing Director, Fixed Income

E. Jenner Wood, III                            --                                   --
Member, Board of Directors

James R. Wood                                  --                                   --
President & Chief Operations
Officer; Chairman, Board of
Directors

Trusco Capital Management Inc.

Douglas S. Phillips                     --                      --
President & Chief Investment
Officer

Paul L. Robertson, III                  --                      --
Senior Vice President &
Treasurer

Edward J. Wood, III                 SunTrust Banks, Inc.        --
Executive Vice President

Donald Wayne Thurmond               SunTrust Banks, Atlanta
Executive Vice President

Gregory L. Miller                   SunTrust Banks, Inc.        --
Economist

Charles Blair Leonard                   --                      --
Vice President

Robert J. Rhodes                        --                      --
Director of Research

James R. Dillon, Jr.                    --                      --
Portfolio Manager


Item 27  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust                    July 15, 1982
SEI Liquid Asset Trust                    November 29, 1982

SEI Tax Exempt Trust                              December 3, 1982
SEI Index Funds                                   July 10, 1985
SEI Institutional Managed Trust                   January 22, 1987
SEI Institutional International Trust             August 30, 1988
The Advisors' Inner Circle Fund                   November 14, 1991
The Pillar Funds                                  February 28, 1992
CUFUND                                            May 1, 1992
STI Classic Funds                                 May 29, 1992
First American Funds, Inc.                        November 1, 1992
First American Investment Funds, Inc.             November 1, 1992
The Arbor Fund                                    January 28, 1993
Boston 1784 Funds                                 June 1, 1993
The PBHG Funds, Inc.                              July 16, 1993
The Achievement Funds Trust                       December 27, 1994
Bishop Street Funds                               January 27, 1995
STI Classic Variable Trust                        August 18, 1995
ARK Funds                                         November 1, 1995
Huntington Funds                                  January 11, 1996
SEI Asset Allocation Trust                        April 1, 1996
TIP Funds                                         April 28, 1996
SEI Institutional Investments Trust               June 14, 1996
First American Strategy Funds, Inc.               October 1, 1996
HighMark Funds                                    February 15, 1997
Armada Funds                                      March 8, 1997
PBHG Insurance Series Fund, Inc.                  April 1, 1997
The Expedition Funds                              June 9, 1997
Alpha Select Funds                                January 1, 1998
Oak Associates Funds                              February 27, 1998
The Nevis Fund, Inc.                              June 29, 1998
The Parkstone Group of Funds                      September 14, 1998
CNI Charter Funds                                 April 1, 1999
The Armada Advantage Fund                         May 1, 1999
Amerindo Funds Inc.                               July 13, 1999
Huntington VA Funds                               October 15, 1999
Friends Ivory Funds                               December 16, 1999
SEI Insurance Products Trust                      March 29, 1999

     The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                               Positions and Offices
Name                       with Underwriter                                  with Registrant
----                       ---------------                                   ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors               --
Richard B. Lieb            Director, Executive Vice President                         --
Carmen V. Romeo            Director                                                   --
Mark J. Held               President & Chief Operating Officer                        --

                             Position and Office                           Positions and Offices
Name                         with Underwriter                              with Registrant
----                         ----------------                              ---------------
Gilbert L. Beebower        Executive Vice President                                 --
Dennis J. McGonigle        Executive Vice President                                 --
Robert M. Silvestri        Chief Financial Officer & Treasurer                      --
Leo J. Dolan, Jr.          Senior Vice President                                    --
Carl A. Guarino            Senior Vice President                                    --
Jack May                   Senior Vice President                                    --
Hartland J. McKeown        Senior Vice President                                    --
Kevin P. Robins            Senior Vice President                                    Vice President & Assistant Secretary
Patrick K. Walsh           Senior Vice President                                    --
Todd Cipperman             Senior Vice President & General Counsel                  --
Wayne M. Withrow           Senior Vice President                                    --
Robert Aller               Vice President                                           --
Timothy D. Barto           Vice President & Assistant Secretary                     Vice President & Assistant Secretary
S. Courtney E. Collier     Vice President & Assistant Secretary                     --
Robert Crudup              Vice President & Managing Director                       --
Richard A. Deak            Vice President & Assistant Secretary                     --
Barbara Doyne              Vice President                                           --
Jeff Drennen               Vice President                                           --
James R. Foggo             Vice President & Assistant Secretary                     Vice President & Assistant Secretary
Vic Galef                  Vice President & Managing Director                       --
Lydia A. Gavalis           Vice President & Assistant Secretary                     Vice President & Assistant Secretary
Greg Gettinger             Vice President & Assistant Secretary                     --
Kathy Heilig               Vice President                                           --
Jeff Jacobs                Vice President                                           --
Samuel King                Vice President                                           --
Kim Kirk                   Vice President & Managing Director                       --
John Krzeminski            Vice President & Managing Director                       --
Christine M. McCullough    Vice President & Assistant Secretary                     --
Carolyn McLaurin           Vice President & Managing Director                       --
Mark Nagle                 Vice President                                           President, Controller, Treasurer & Chief
                                                                                     Financial Officer
Joanne Nelson              Vice President                                           --
Cynthia M. Parrish         Vice President & Secretary                               --
Rob Redican                Vice President                                           --
Maria Rinehart             Vice President                                           --
Steve Smith                Vice President                                           --
Daniel Spaventa            Vice President                                           --
Kathryn L. Stanton         Vice President                                           --
Lynda J. Striegel          Vice President & Assistant Secretary                     Vice President & Assistant Secretary
Lori L. White              Vice President & Assistant Secretary                     --



Item 28.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

         The Bank of New York                        SunTrust Banks, Inc.
         One Wall Street                             Park Place
         New York, NY 10286                          P.O. Box 105504
         (International Equity Fund)                 Atlanta, GA 30348

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, FL 32802

         Trusco Capital Management
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303


Item 29. Management Services: None

Item 30. Undertakings: None









                                    NOTICE

         A copy of the Agreement and Declaration of Trust for STI Classic Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment No. 9 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 24th day of April, 2000.

                                     STI CLASSIC VARIABLE TRUST


                                     By: /s/ Mark Nagle
                                         -------------------------------------
                                         Mark Nagle, President, Controller,
                                         Treasurer and Chief Financial Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacity on the dates indicated.

             *                                  Trustee                  April 24, 2000
---------------------------
F. Wendell Gooch                                                         Date

             *                                  Trustee                  April 24, 2000
---------------------------
Daniel S. Goodrum                                                        Date

             *                                  Trustee                  April 24, 2000
---------------------------
Wilton Looney                                                            Date

             *                                  Trustee                  April 24, 2000
---------------------------
Champney A. McNair                                                       Date

             *                                  Trustee                  April 24, 2000
---------------------------
T. Gordy Germany                                                         Date

             *                                  Trustee                  April 24, 2000
---------------------------
William H. Cammack                                                       Date

             *                                  Trustee                  April 24, 2000
---------------------------
Jonathan T. Walton                                                       Date

             *                                  Trustee                  April 24, 2000
---------------------------
Dr. Bernard F. Sliger                                                    Date


  /s/ Mark Nagle                               President, Controller,    April 24, 2000
---------------------------                    Treasurer and Chief
Mark Nagle                                     Financial Officer         Date

*  By:  /s/ Mark Nagle
       ---------------------------------
        Mark Nagle, As Power of Attorney

                                 EXHIBIT INDEX

Number         Exhibit
------         -------
EX-99.A        Agreement and Declaration of Trust of the Registrant - filed herewith.
EX-99.B        By-Laws of the Registrant - filed herewith.
EX-99.C        Not applicable.
EX-99.D1       Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated
               August 18, 1995 - incorporated by reference to Exhibit 5 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on
               April 2, 1996.
EX-99.D2       Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc., dated December 30, 1999 - filed herewith.
EX-99.D3       Amended Schedule A to the Investment Advisory Agreement between the Registrant and STI Capital
               Management, N.A., dated October 22, 1997 - filed herewith.
EX-99.E        Distribution Agreement between the Registrant and SEI Financial Services Company, dated August
               18, 1995 -incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the
               Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April
               2, 1996.
EX-99.F        Not applicable.
EX-99.G1       Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated August 18, 1995 -
               incorporated by reference to Exhibit 8 of Post-Effective Amendment No. 1 to the Registrant's
               Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
EX-99.G2       Custody Agreement with Bank of New York - incorporated by reference to Exhibit 8(b) of Post-
               Effective Amendment No. 2 to the Registrant's Statement filed with the SEC via EDGAR Accession
               No.0000912057-96-018468 on August 21, 1996.
EX-99.G3       Third Amendment to Custodian Agreement dated October 10, 1996 -incorporated by reference to
               Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the
               SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
EX-99.G4       Fourth Amendment to Custodian Agreement dated May 6, 1997 -incorporated by reference to
               Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the
               SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
EX-99.H1       Administration Agreement between the Registrant and SEI Financial Management Corporation,
               dated August 18, 1995, as amended November 9, 1997 - incorporated by reference to Exhibit 9(a)
               of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR
               Accession No.0001047469-98-008284 on March 2, 1998.
EX-99.H2       Form of Participation Agreement among the Registrant, SEI Financial Services Company,
               Glenbrook Life and Annuity Company, dated October 2, 1995 - incorporated by reference to
               Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
EX-99.H3       Agreement for Shareholder Recordkeeping between the Registrant and Federated Services Company, dated August 2, 1995 - incorporated by reference to Exhibit 6 of Post-Effective Amendment No. 1 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-96-005898 on April 2, 1996.
EX-99.H3       Amended Schedule to the Administration Agreement between the Registrant and SEI Financial
               Management Corporation dated August 19, 1996 - incorporated by reference to Exhibit 9(a) of
               Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR
               Accession No. 0001047469-98-008284 on March 2, 1998.
EX-99.I        Opinion of Counsel - filed herewith.
EX-99.J        Consent of Arthur Andersen LLP, independent public accountants -
               filed herewith.
EX-99.K        Not applicable.
EX-99.L        Not applicable.
EX-99.M        Not applicable.

EX-99.N        Not applicable.
EX-99.O        Not applicable.
EX-99.P1       Code of Ethics for SEI Investments Company is filed herewith.
EX-99.P2       Code of Ethics for Trust Capital Management - incorporated by reference to Exhibit (p)(4) of
               Post-Effective Amendment No. 35 to STI Classic Funds' Statement filed with the SEC via EDGAR
               Accession No.0000916641-00-000365 on March 28, 2000.
EX-99.Q        Powers of attorney -incorporated by reference to Exhibit (p) of Post-Effective Amendment No. 8 to the Registrant's Statement filed with the SEC via EDGAR Accession No.0000912057-99-002727 on October 29, 1999.